UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio Class I - MMGPX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio Class II - MMGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio Class I - MEMEX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio Class II - MSMBX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio Class I - MIMPX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio Class II - MGTPX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio Class I - MEGIX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio Class II - MEGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio Class I - MEMNX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio Class II - MBDBX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class I MMGPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$191,165,379
# of Portfolio Holdings	39
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 38.5%
Health Care 21.8%
Financials 11.7%
Industrials 10.8%
Communication Services 4.3%
Short-Term Investments 3.9%
Real Estate 3.5%
Consumer Staples 2.9%
Consumer Discretionary 2.6%

Table Summary
Value	Value
Consumer Discretionary	2.6%
Consumer Staples	2.9%
Real Estate	3.5%
Short-Term Investments	3.9%
Communication Services	4.3%
Industrials	10.8%
Financials	11.7%
Health Care	21.8%
Information Technology	38.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.6%
Royalty Pharma PLC	8.7%
Affirm Holdings, Inc.	7.2%
Aurora Innovation, Inc.	6.8%
IonQ, Inc.	5.9%
Roivant Sciences Ltd.	5.4%
QXO, Inc.	4.6%
Databricks, Inc.	4.3%
ROBLOX Corp.	4.0%
Opendoor Technologies, Inc.	3.5%
Total	64.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MMGPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class II MMGTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.04%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$191,165,379
# of Portfolio Holdings	39
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Discretionary	2.6%
Consumer Staples	2.9%
Real Estate	3.5%
Short-Term Investments	3.9%
Communication Services	4.3%
Industrials	10.8%
Financials	11.7%
Health Care	21.8%
Information Technology	38.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.6%
Royalty Pharma PLC	8.7%
Affirm Holdings, Inc.	7.2%
Aurora Innovation, Inc.	6.8%
IonQ, Inc.	5.9%
Roivant Sciences Ltd.	5.4%
QXO, Inc.	4.6%
Databricks, Inc.	4.3%
ROBLOX Corp.	4.0%
Opendoor Technologies, Inc.	3.5%
Total	64.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MMGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class I MEMEX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.23%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$240,082,864
# of Portfolio Holdings	82
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Taiwan
28.8%
Korea, Republic of
24.7%
China
12.9%
India
12.0%
Brazil
4.3%
South Africa
4.2%
Poland
2.8%
United States
2.4%
Mexico
2.3%
Hungary
1.5%
Other
4.1%

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
Mexico	2.3%
United States	2.4%
Poland	2.8%
South Africa	4.2%
Brazil	4.3%
India	12.0%
China	12.9%
Korea, Republic of	24.7%
Taiwan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	13.2%
SK Hynix, Inc.	4.9%
SK Square Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.1%
MediaTek, Inc.	2.9%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.5%
Unimicron Technology Corp.	1.4%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MEMEX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class II MSMBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	1.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$240,082,864
# of Portfolio Holdings	82
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
Mexico	2.3%
United States	2.4%
Poland	2.8%
South Africa	4.2%
Brazil	4.3%
India	12.0%
China	12.9%
Korea, Republic of	24.7%
Taiwan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	13.2%
SK Hynix, Inc.	4.9%
SK Square Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.1%
MediaTek, Inc.	2.9%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.5%
Unimicron Technology Corp.	1.4%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSMBX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class I MIMPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$82,387,014
# of Portfolio Holdings	1,398
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	3.6%
Corporate Bonds	6.7%
U.S. Treasury Securities	7.2%
Short-Term Investments	8.0%
Sovereign	21.3%
Common Stocks	49.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.7%
Oceania	2.2%
South America	2.7%
Asia	8.5%
Europe	19.4%
North America	66.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MIMPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class II MGTPX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	0.99%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$82,387,014
# of Portfolio Holdings	1,398
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	3.6%
Corporate Bonds	6.7%
U.S. Treasury Securities	7.2%
Short-Term Investments	8.0%
Sovereign	21.3%
Common Stocks	49.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.7%
Oceania	2.2%
South America	2.7%
Asia	8.5%
Europe	19.4%
North America	66.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MGTPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class I MEGIX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$569,656,420
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
43.0%
Health Care
16.1%
Consumer Discretionary
14.9%
Financials
10.9%
Communication Services
8.8%
Industrials
4.7%
Short-Term Investments
1.0%
Real Estate
0.6%

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Industrials	4.7%
Communication Services	8.8%
Financials	10.9%
Consumer Discretionary	14.9%
Health Care	16.1%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	6.9%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.6%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MEGIX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class II MEGTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$569,656,420
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Industrials	4.7%
Communication Services	8.8%
Financials	10.9%
Consumer Discretionary	14.9%
Health Care	16.1%
Information Technology	43.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	6.9%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.6%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MEGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class I MEMNX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$116,640,862
# of Portfolio Holdings	309
Portfolio Turnover Rate	52%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	5.5%
Senior Loan Interests	5.0%
Corporate Bonds	20.4%
Sovereign	69.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	3.5%
Not Rated	8.9%
D	1.2%
CC	2.7%
CCC	11.4%
B	33.4%
BB	15.3%
BBB	19.4%
A	3.9%
AA	0.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MEMNX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class II MBDBX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.14%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$116,640,862
# of Portfolio Holdings	309
Portfolio Turnover Rate	52%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	5.5%
Senior Loan Interests	5.0%
Corporate Bonds	20.4%
Sovereign	69.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	3.5%
Not Rated	8.9%
D	1.2%
CC	2.7%
CCC	11.4%
B	33.4%
BB	15.3%
BBB	19.4%
A	3.9%
AA	0.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MBDBX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Variable Insurance Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (unaudited)

Discovery Portfolio
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Discovery Portfolio

	Shares	Value (000)
Common Stocks (91.3%)
Beverages (1.5%)
Celsius Holdings, Inc. (a)	100,926	$2,955
Biotechnology (6.4%)
Immunovant, Inc. (a)	36,248	1,397
ProKidney Corp. (a)(b)	170,911	349
Roivant Sciences Ltd. (a)	297,591	10,531
		12,277
Building Products (1.8%)
Madison Air Solutions Corp., Class A (a)	88,653	3,457
Capital Markets (0.6%)
Twenty One Capital, Inc., Class A (a)(b)	248,207	1,229
Entertainment (4.1%)
ROBLOX Corp., Class A (a)	142,989	7,776
Financial Services (9.4%)
Affirm Holdings, Inc. (a)	171,522	13,988
Federal National Mortgage Association (a)	601,692	3,917
		17,905
Health Care Equipment & Supplies (3.1%)
Medline, Inc., Class A (a)	151,035	5,957
Health Care Providers & Services (3.8%)
Agilon health, Inc. (a)	38,185	4,093
HealthEquity, Inc. (a)	34,348	3,102
		7,195
Information Technology Services (13.8%)
Cloudflare, Inc., Class A (a)	107,637	26,401
Machinery (1.7%)
Symbotic, Inc. (a)	71,910	3,232
Media (0.3%)
Trade Desk, Inc., Class A (a)	32,566	589
Passenger Airlines (1.4%)
Joby Aviation, Inc. (a)	291,589	2,601
Personal Care Products (1.4%)
Oddity Tech Ltd., Class A (Israel) (a)	176,507	2,671
Pharmaceuticals (8.9%)
Royalty Pharma PLC, Class A	302,133	16,941
Real Estate Management & Development (3.5%)
Opendoor Technologies, Inc. (a)	1,468,655	6,785
Software (14.9%)
Aurora Innovation, Inc. (a)	1,943,141	13,252
BitMine Immersion Technologies, Inc.	120,953	1,610
Circle Internet Group, Inc. (a)	78,172	4,896
Figma, Inc., Class A (a)	144,716	2,618
	Shares	Value (000)

Samsara, Inc., Class A (a)	96,030	$3,114
Strategy, Inc., Class A (a)	35,383	3,076
		28,566
Specialty Retail (2.6%)
Chewy, Inc., Class A (a)	253,685	4,985
Tech Hardware, Storage & Peripherals (6.0%)
IonQ, Inc. (a)	214,298	11,413
Trading Companies & Distributors (6.1%)
Core & Main, Inc., Class A (a)	59,232	2,858
QXO, Inc. (a)	508,777	8,791
		11,649
Total Common Stocks (Cost $147,162)		174,584
Preferred Stocks (4.3%)
Software (4.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,529; acquired 8/31/21)	34,409	6,453
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	1,809
Total Preferred Stocks (Cost $3,238)		8,262
Investment Company (1.9%)
iShares Bitcoin Trust ETF (a) (Cost $4,065)	105,046	3,497

No. of Warrants
Warrants (0.0%)†
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	33,606	12

	Shares
Short-Term Investments (3.9%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note H) (Cost $5,850)	5,850,265	5,850
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note H)	1,315,561	1,316

Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $83; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $85)	$83	83
2
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $102; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $105)	$102	$102
JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $103; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $105)	103	103
Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $103; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $105)	103	103
		391
Total Securities held as Collateral on Loaned Securities (Cost $1,707)		1,707
Total Short-Term Investments (Cost $7,557)		7,557
Total Investments Excluding Purchased Options (101.4%) (Cost $162,022)		193,912
Total Purchased Options Outstanding (0.1%) ‡ (Cost $816)		195
Total Investments (101.5%) (Cost $162,838) including $1,577 of Securities Loaned (e)		194,107
Liabilities in Excess of Other Assets (–1.5%)		(2,942)
Net Assets (100.0%)		$191,165

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2026.
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The
Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract
(excluding 144A holdings) at June 30, 2026 amounts to
approximately $8,262,000 and represents 4.3% of net assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately
$61,467,000 and the aggregate gross unrealized depreciation is approximately $30,198,000, resulting in net unrealized
appreciation of approximately $31,269,000.

ETF	Exchange Traded Fund.
The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	91,463,740	$91,464	$172	$193	$(21)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	71,600,469	71,600	18	188	(170)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	72,958,841	72,959	5	207	(202)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	69,521,536	69,522	— @	228	(228)
							$195	$816	$(621)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	30.6%
Software	19.2
Information Technology Services	13.7
Financial Services	9.3
Pharmaceuticals	8.8
Biotechnology	6.4
Trading Companies & Distributors	6.1
Tech Hardware, Storage & Peripherals	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
4
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $155,672)	$186,941
Investment in Security of Affiliated Issuer, at Value (Cost $7,166)	7,166
Total Investments in Securities, at Value (Cost $162,838)	194,107
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	88
Receivable from Affiliate	23
Receivable from Securities Lending Income	8
Other Assets	15
Total Assets	194,242
Liabilities:
Collateral on Securities Loaned, at Value	1,707
Payable for Fund Shares Redeemed	572
Payable for Investments Purchased	416
Payable for Advisory Fees	244
Payable for Professional Fees	57
Payable for Servicing Fees	39
Payable for Administration Fees	12
Payable for Distribution Fees — Class II Shares	12
Payable for Custodian Fees	8
Payable for Transfer Agency Fees	1
Other Liabilities	9
Total Liabilities	3,077
NET ASSETS	$191,165
Net Assets Consist of:
Paid-in-Capital	$243,549
Total Accumulated Loss	(52,384)
Net Assets	$191,165
CLASS I:
Net Assets	$42,105
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,673,940 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.42
CLASS II:
Net Assets	$149,060
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,815,572 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.53
(1) Including:
Securities on Loan, at Value:	$1,577

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2026 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$167
Dividends from Securities of Unaffiliated Issuers	150
Income from Securities Loaned — Net	25
Total Investment Income	342
Expenses:
Advisory Fees (Note B)	702
Distribution Fees — Class II Shares (Note E)	183
Servicing Fees (Note D)	144
Professional Fees	115
Administration Fees (Note C)	75
Custodian Fees (Note G)	9
Shareholder Reporting Fees	8
Transfer Agency Fees (Note F)	8
Directors’ Fees and Expenses	3
Pricing Fees	1
Other Expenses	12
Total Expenses	1,260
Waiver of Advisory Fees (Note B)	(189)
Waiver of Distribution Fees — Class II Shares (Note E)	(110)
Rebate from Morgan Stanley Affiliate (Note H)	(9)
Net Expenses	952
Net Investment Loss	(610)
Realized Gain:
Investments Sold	247
Net Realized Gain	247
Change in Unrealized Appreciation (Depreciation):
Investments	3,267
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	3,267
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,514
Net Increase in Net Assets Resulting from Operations	$2,904

@	Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(610)	$(1,617)
Net Realized Gain	247	30,897
Net Change in Unrealized Appreciation (Depreciation)	3,267	(4,602)
Net Increase in Net Assets Resulting from Operations	2,904	24,678
Dividends and Distributions to Shareholders:
Class I	—	(192)
Class II	—	(646)
Total Dividends and Distributions to Shareholders	—	(838)
Capital Share Transactions:(1)
Class I:
Subscribed	4,427	12,500
Distributions Reinvested	—	192
Redeemed	(7,013)	(14,076)
Class II:
Subscribed	4,070	7,840
Distributions Reinvested	—	646
Redeemed	(12,615)	(28,383)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,131)	(21,281)
Total Increase (Decrease) in Net Assets	(8,227)	2,559
Net Assets:
Beginning of Period	199,392	196,833
End of Period	$191,165	$199,392
(1) Capital Share Transactions:
Class I:
Shares Subscribed	630	1,737
Shares Issued on Distributions Reinvested	—	24
Shares Redeemed	(973)	(1,925)
Net Decrease in Class I Shares Outstanding	(343)	(164)
Class II:
Shares Subscribed	669	1,229
Shares Issued on Distributions Reinvested	—	93
Shares Redeemed	(2,014)	(4,448)
Net Decrease in Class II Shares Outstanding	(1,345)	(3,126)
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Discovery Portfolio

	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.30	$6.51	$4.59	$3.18	$17.04	$29.50
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.05)	(0.03)	(0.02)	(0.04)	(0.19)
Net Realized and Unrealized Gain (Loss)	0.14	0.87	1.95	1.43	(9.83)	(1.27)
Total from Investment Operations	0.12	0.82	1.92	1.41	(9.87)	(1.46)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.03)	—	—	—	—
Net Realized Gain	—	—	—	—	(3.99)	(11.00)
Total Distributions	—	(0.03)	—	—	(3.99)	(11.00)
Net Asset Value, End of Period	$7.42	$7.30	$6.51	$4.59	$3.18	$17.04
Total Return(2)	1.64%(3)	12.58%	41.83%	44.34%(4)	(62.96)%	(11.06)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,105	$43,948	$40,239	$30,613	$22,330	$56,135
Ratio of Expenses Before Expense Limitation	1.15%(5)	1.13%	1.16%	1.16%	1.15%	1.06%
Ratio of Expenses After Expense Limitation	0.94%(5)(6)	0.94%(6)	0.94%(6)	0.94%(6)	0.94%(6)	0.95%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.94%(6)	N/A	N/A	N/A	0.95%(6)
Ratio of Net Investment Loss	(0.58)%(5)(6)	(0.64)%(6)	(0.64)%(6)	(0.56)%(6)	(0.68)%(6)	(0.78)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.01%	0.01%	0.01%	0.00%(7)
Portfolio Turnover Rate	33%(3)	73%	64%	60%	49%	95%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Discovery Portfolio

	Class II
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.43	$5.74	$4.05	$2.81	$16.04	$28.41
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.05)	(0.03)	(0.02)	(0.04)	(0.20)
Net Realized and Unrealized Gain (Loss)	0.12	0.77	1.72	1.26	(9.20)	(1.17)
Total from Investment Operations	0.10	0.72	1.69	1.24	(9.24)	(1.37)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.03)	—	—	—	—
Net Realized Gain	—	—	—	—	(3.99)	(11.00)
Total Distributions	—	(0.03)	—	—	(3.99)	(11.00)
Net Asset Value, End of Period	$6.53	$6.43	$5.74	$4.05	$2.81	$16.04
Total Return(2)	1.56%(3)	12.44%	41.73%	44.13%(4)	(62.97)%	(11.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$149,060	$155,444	$156,594	$135,059	$99,597	$267,182
Ratio of Expenses Before Expense Limitation	1.40%(5)	1.38%	1.41%	1.41%	1.40%	1.31%
Ratio of Expenses After Expense Limitation	1.04%(5)(6)	1.04%(6)	1.04%(6)	1.04%(6)	1.04%(6)	1.05%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.04%(6)	N/A	N/A	N/A	1.05%(6)
Ratio of Net Investment Loss	(0.68)%(5)(6)	(0.74)%(6)	(0.74)%(6)	(0.66)%(6)	(0.78)%(6)	(0.88)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.01%	0.01%	0.01%	0.00%(7)
Portfolio Turnover Rate	33%(3)	73%	64%	60%	49%	95%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(7)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements
Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.
The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.
The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.
The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin (“bitcoin ETFs”). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2026, the Subsidiary represented approximately $3,499,000 or approximately 1.83% of the total net assets of the Fund.
Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.
1.
Security Valuation:  (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean
10

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.
Fair Value Measurement:  Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
● Level 1 – unadjusted quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock
11

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$174,584(1)	$—	$—	$174,584
Preferred Stocks
Software	—	—	8,262	8,262
Investment Company	3,497	—	—	3,497
Warrants	12	—	—	12
Call Options Purchased	—	195	—	195
Short-Term Investments
Investment Company	7,166	—	—	7,166
Repurchase Agreements	—	391	—	391
Total Short-Term Investments	7,166	391	—	7,557
Total Assets	$185,259	$586	$8,262	$194,107

(1)	The level classification by major category of investments is the same as the category presentation in the Consolidated Portfolio of Investments.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Preferred Stocks (000)
Beginning Balance	$8,448
Purchases	—
Sales	(355)
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(49)
Realized gains (losses)	218
Ending Balance	$8,262
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$(49)
12

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stocks	$8,262	Market Transaction Method	Precedent Transaction	$190.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	18.7x	Increase
			Discount for Lack of Marketability	18.0%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.
Repurchase Agreements:  The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
4.
Foreign Currency Translation and Foreign
Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized be
13

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
tween the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.
5.
Derivatives:  The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Options:  With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” in the Consolidated Statement of Assets and
14

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses.  When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2026:
	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$195(a)

(a)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(563)(a)

(a)	Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$213(a)

(a)	Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.
At June 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)(a)	Liabilities (000)(a)
Purchased Options	$195(b)	$—

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
(b)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.
15

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.
The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$18	$—	$—	$18
Standard Chartered Bank	177	—	—	177
Total	$195	$—	$—	$195
For the six months ended June 30, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
Purchased Options:
Average monthly notional amount	$274,911,000
6.
Securities Lending:  The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned — Net” in the Fund’s Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
16

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026.
Gross Amount Not Offset in the Consolidated Statement of Asset and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
$1,577(a)	$—	$(1,577)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)
The Fund received cash collateral of approximately $1,707,000, which was subsequently invested in Repurchase Agreements and Morgan
Stanley Institutional Liquidity Fund as reported in the Consolidated
Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.
FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2026:
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	˂30 days (000)	Between 30 & 90 days (000)	˃90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,707	$—	$—	$—	$1,707
Total Borrowings	$1,707	$—	$—	$—	$1,707
Gross amount of recognized liabilities for securities lending transactions					$1,707
7.
Restricted Securities:  The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.
8.
Indemnifications:  The Company enters into contracts that contain a variety of indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
9.
Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
17

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
10.
Dividends and Distributions to Shareholders:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
11.
Segment Reporting:  The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. The Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Consolidated Financial Statements.
B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:
First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%
For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.57% of the Fund’s average daily net assets.
The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, approximately $189,000 of advisory fees were waived pursuant to this arrangement.
The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quar ter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.
The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.16% of the average daily value of shares of the Fund held in an insurance company’s account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.
E. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is  appropriate. For the six months ended June 30, 2026, this waiver amounted to approximately $110,000.
F. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to
18

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
the Funds of the Company.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in “Transfer Agency Fees” in the Consolidated Statement of Operations, amounted to less than $500.
G. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
H. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $60,981,000 and $68,581,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2026.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$12,356	$35,523	$40,713	$167

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Liquidity Fund	$—	$—	$7,166
During the year ended June 30, 2026, the Fund incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.
The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the six months ended June 30, 2026, the Fund did not engage in any cross-trade transactions.
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
I. Federal Income Taxes: It is the Fund’s intention to
19

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Consolidated Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not”of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:	2024 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$838	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2025:
Total Accumulated Loss (000)	Paid-in Capital (000)
$1,367	$(1,367)

At December 31, 2025, the Fund had no distributable earnings on a tax basis.
At December 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $26,717,000 and $54,638,000, respectively,that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $31,766,000.
J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with
20

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
K. Other: At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.1%.
L. Market and Geopolitical Risk and Risks Relating
to Certain Financial Instruments: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supranational or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund’s indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF’s investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.
The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to eco nomic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
21

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio.  The Board noted that the Fund’s contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages.  After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission
22

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
23

(This page has been left blank intentionally.)

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective
Prospectus. Read the Prospectus carefully before investing.
MMGTX-NCSR 6.30.2026

Morgan Stanley Variable Insurance Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (unaudited)

Emerging Markets Debt Portfolio
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments
Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (93.1%)
Albania (0.3%)
Sovereign (0.3%)
Albania Government International Bond,
4.75%, 2/14/35	EUR	300	$348
Angola (2.2%)
Corporate Bonds (1.2%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$866	871
8.63%, 1/22/33 (a)		200	200
Sonangol Finance Ltd., 10.00%, 1/29/31		313	316
			1,387
Sovereign (1.0%)
Angolan Government International Bond,
8.75%, 4/14/32		250	253
9.24%, 1/15/31		300	311
9.38%, 3/31/33		620	635
			1,199
			2,586
Argentina (8.2%)
Corporate Bonds (1.4%)
Banco Macro SA, 8.00%, 6/23/29 (a)		276	285
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75%, 6/11/33 (a)		577	559
Generacion Mediterranea SA/Central Termica Roca SA,
4.00%, 6/30/36 (a)(b)		44	16
7.50%, 12/31/34 (a)(c)(d)		322	266
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35 (a)		189	197
Vista Energy Argentina SAU, 8.50%, 6/10/33 (a)		185	198
YPF SA, 8.25%, 1/17/34 (a)		118	123
			1,644
Senior Loan Interests (0.6%)
Provincia De Neuquen, Tranche B Term Loan, 1 Month SOFR + 7.30%, 11.07%, 5/28/27 (e)		117	118
VMOS SA, 1st Lien Term Loan, 6 Month SOFR + 5.50%, 9.19%, 7/8/30 (e)		554	567
			685
Sovereign (6.2%)
Argentina Bonar Bond,
0.75%, 7/9/30 (f)		3,839	2,401
1.00%, 7/9/29		18	11
	Face Amount (000)		Value (000)

Argentine Republic Government International Bond,
0.00%, 12/15/35 (e)	EUR	1,473	$210
0.75%, 7/9/30 (f)		$432	384
1.00%, 7/9/29		140	128
3.50%, 7/9/41 (f)		883	662
4.13%, 7/9/35 (f)		1,471	1,179
5.00%, 1/9/38 (f)		377	315
Province of Santa Fe, 8.10%, 12/11/34		453	455
Provincia de Cordoba,
8.60%, 2/3/35 (a)		22	22
9.75%, 7/2/32 (a)		638	683
Provincia del Chubut Argentina, 9.45%, 4/29/36 (a)		718	761
			7,211
			9,540
Armenia (0.4%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.60%, 1/22/31		200	200
Sovereign (0.2%)
Republic of Armenia International Bond,
6.75%, 3/12/35		200	210
			410
Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		230	215
Bahamas (0.7%)
Senior Loan Interests (0.7%)
Commonwealth of Bahamas,
2024 EUR Term Loan, 6 Month EURIBOR + 6.85%, 9.45%, 11/24/28 (e)	EUR	743	868
Barbados (0.5%)
Sovereign (0.5%)
Barbados Government International Bond,
8.00%, 6/26/35		$571	614
Benin (0.3%)
Sovereign (0.3%)
Benin Government International Bond,
8.38%, 1/23/41		274	296
Bosnia and Herzegovina (1.7%)
Sovereign (1.7%)
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31	EUR	1,107	1,259
2
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
	Face Amount (000)		Value (000)
Sovereign (cont'd)
Republic of Srpska International Government Bond,
6.25%, 4/2/31	EUR	200	$232
6.38%, 5/8/33		430	493
			1,984
Brazil (5.3%)
Corporate Bonds (5.3%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30		$955	550
12.00%, 1/23/81		204	75
Constellation Oil Services Holding SA, 9.38%, 11/7/29 (a)		268	282
CSN Inova Ventures, 6.75%, 1/28/28		200	166
CSN Resources SA, 4.63%, 6/10/31		200	124
FORESEA Holding SA, 7.50%, 6/15/30		145	143
FS Luxembourg SARL, 8.13%, 2/11/36 (a)		361	328
Gol Finance, Inc., 14.38%, 6/6/30 (a)		256	252
InterCement Financial Operations BV, 6.50%, 6/15/31 (b)		63	58
J&F Luxembourg Finance SARL, 8.50%, 12/1/32 (a)		360	359
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31		401	377
Movida Europe SA, 9.70%, 10/11/33 (a)		470	450
Oceanica Lux, 11.25%, 5/8/31 (a)		560	565
OHI Group SA, 13.00%, 7/22/29 (a)		656	679
OI SA, 7.50% Cash, 6.00% PIK, 13.50%, 6/30/27 (a)(c)(d)		331	162
Raizen Fuels Finance SA,
5.70%, 1/17/35 (c)(d)		200	111
6.25%, 7/8/32 (a)		200	110
6.70%, 2/25/37		600	332
Samarco Mineracao SA, 0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (b)(c)(d)		840	845
Unigel Luxembourg SA, 13.50% Cash, 15.00% PIK, 28.50%, 12/31/27 (b)(c)(d)		23	1
Yinson Boronia Production BV, 8.95%, 7/31/42 (a)		194	214
			6,183
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		190	186
Face Amount (000)		Value (000)
Chile (2.0%)
Sovereign (2.0%)
Chile Government International Bond,
2.55%, 7/27/33	$1,600	$1,376
3.50%, 1/25/50	800	583
4.95%, 1/5/36	400	396
		2,355
China (0.7%)
Corporate Bonds (0.7%)
Alibaba Group Holding Ltd.,
0.00%, 9/15/32	80	71
0.50%, 6/1/31	123	145
KWG Group Holdings Ltd., 7.88%, 8/30/24 (c)(d)	450	16
Longfor Group Holdings Ltd., 3.95%, 9/16/29	509	428
Shimao Group Holdings Ltd.,
2.00% Cash, 3.00% PIK, 5.00%, 7/21/32 - 1/21/34 (a)(b)(c)(d)	537	7
5.00% Cash, 6.00% PIK, 11.00%, 7/21/31 (a)(b)(c)(d)	744	13
Sunac China Holdings Ltd., 0.00%, 6/23/28 (a)(c)(d)	315	52
Times China Holdings Ltd.,
0.00%, 3/30/27 (a)(c)(d)	766	6
0.00% Cash, 4.00% PIK, 4.00%, 3/30/29 (a)(b)(c)(d)	143	4
0.00% Cash, 4.20% PIK, 4.20%, 9/30/32 (a)(b)(c)(d)	534	14
		756
Colombia (2.8%)
Corporate Bonds (1.4%)
ABRA Global Finance, 6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(b)	291	287
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)	255	261
9.50%, 1/28/31 (a)	200	197
9.63%, 2/14/30 (a)	202	200
Banco Davivienda SA, 6.65%, 4/22/31 (g)	305	282
Banco de Occidente SA, 10.88%, 8/13/34	329	365
		1,592
Sovereign (1.4%)
Colombia Government International Bond,
3.13%, 4/15/31	390	346
5.63%, 2/26/44	800	693
7.75%, 11/7/36	600	655
		1,694
		3,286
The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
	Face Amount (000)		Value (000)
Congo (0.2%)
Sovereign (0.2%)
Congolese International Bond,
9.50%, 5/26/36		$249	$241
Congo, Democratic Republic of the (0.4%)
Sovereign (0.4%)
DRC International Bond,
9.50%, 4/16/37		450	472
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.55%, 4/3/34		800	856
Dominican Republic (2.2%)
Sovereign (2.2%)
Dominican Republic International Bond,
4.50%, 1/30/30		400	387
4.88%, 9/23/32		1,200	1,142
5.30%, 1/21/41		500	451
6.85%, 1/27/45		200	206
7.45%, 4/30/44 (a)		400	435
			2,621
Ecuador (1.0%)
Sovereign (1.0%)
Ecuador Government International Bond,
6.90%, 7/31/35 (f)		648	596
8.75%, 1/29/34 (a)		286	289
9.25%, 1/29/39 (a)		300	309
			1,194
Egypt (4.0%)
Sovereign (4.0%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	400	456
5.88%, 2/16/31		$200	195
6.38%, 4/11/31	EUR	900	1,051
7.30%, 9/30/33		$200	200
7.90%, 2/21/48		400	368
8.50%, 1/31/47		400	393
8.75%, 9/30/51		739	733
8.88%, 5/29/50		1,251	1,250
			4,646
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		140	145
8.25%, 4/10/32		300	321
9.25%, 4/17/30		150	162
9.65%, 11/21/54 (a)		165	190
			818
Face Amount (000)			Value (000)
Ethiopia (1.2%)
Sovereign (1.2%)
Ethiopia International Bond,
6.63%, 12/11/24 (c)(d)		$1,332	$1,453
Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.63%, 2/6/31		200	173
Georgia (0.9%)
Corporate Bonds (0.9%)
Bank of Georgia JSC, 9.50%, 7/16/29 (g)		490	521
TBC Bank JSC, 10.25%, 7/30/29 (g)		528	570
			1,091
Ghana (1.0%)
Corporate Bond (0.3%)
Tullow Holdco 2 Ltd.,
PIK, 15.00%, 11/15/28 (b)		302	304
Sovereign (0.7%)
Ghana Government International Bond,
0.00%, 7/3/26		26	26
5.00%, 7/3/29 - 7/3/35 (f)		844	797
			823
			1,127
Greece (0.2%)
Corporate Bond (0.2%)
Piraeus Bank SA,
6.13%, 10/15/32 (g)	EUR	200	230
Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
3.70%, 10/7/33		$500	446
5.38%, 4/24/32		400	402
6.55%, 2/6/37		300	321
			1,169
Guyana (0.1%)
Corporate Bond (0.1%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		141	142
Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.63%, 11/27/34		240	278
Hungary (1.8%)
Sovereign (1.8%)
Hungary Government International Bond,
5.25%, 6/16/29		400	405
5.38%, 9/26/30		300	305
4
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
Face Amount (000)		Value (000)
Sovereign (cont'd)
5.50%, 6/16/34 - 3/26/36	$800	$807
6.25%, 9/22/32	600	635
		2,152
India (0.6%)
Sovereign (0.6%)
Export-Import Bank of India,
3.88%, 2/1/28	300	296
5.00%, 1/12/36	400	393
		689
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28	70	69
Ivory Coast (0.7%)
Sovereign (0.7%)
Ivory Coast Government International Bond,
8.25%, 1/30/37	699	774
Jamaica (0.6%)
Corporate Bond (0.4%)
NCB Financial Group Ltd.,
11.00%, 7/31/30 (a)	470	496
Senior Loan Interests (0.2%)
Digicel International Finance Ltd.,
2026 Term Loan B, 3 Month SOFR + 4.50%, 8.23%, 8/6/32 (e)	207	209
		705
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
5.75%, 11/12/32	580	573
Kazakhstan (0.9%)
Corporate Bonds (0.9%)
Bank RBK JSC, 7.70%, 5/19/31	427	421
ForteBank JSC,
7.75%, 2/4/30	237	245
9.75%, 11/3/30 (g)	410	424
		1,090
Kenya (1.5%)
Sovereign (1.5%)
Republic of Kenya Government International Bond,
7.88%, 10/9/33	202	204
8.25%, 2/28/48	257	248
8.70%, 2/26/39	401	397
Face Amount (000)		Value (000)

8.80%, 10/9/38	$200	$202
9.50%, 3/5/36	650	692
		1,743
Kyrgyzstan (0.3%)
Corporate Bond (0.3%)
Eldik Bank OAO,
8.50%, 4/23/31	290	291
Lebanon (2.3%)
Sovereign (2.3%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)	1,088	269
6.00%, 1/27/23 (c)(d)	496	123
6.10%, 10/4/22 (c)(d)	1,125	278
6.15%, 6/19/20 (c)(d)	97	24
6.20%, 2/26/25 (c)(d)	150	37
6.25%, 5/27/22 - 6/12/25 (c)(d)	540	134
6.38%, 3/9/20 (c)(d)	50	12
6.40%, 5/26/23 (c)(d)	1,903	472
6.60%, 11/27/26 (c)(d)	156	39
6.65%, 4/22/24 - 2/26/30 (c)(d)	1,286	319
6.75%, 11/29/27 (c)(d)	341	85
6.85%, 3/23/27 - 5/25/29 (c)(d)	1,864	470
7.00%, 12/3/24 - 3/23/32 (c)(d)	1,264	322
7.05%, 11/2/35 (c)(d)	81	21
7.25%, 3/23/37 (c)(d)	279	73
8.20%, 5/17/33 (c)(d)	88	23
8.25%, 4/12/21 (c)(d)	19	5
		2,706
Malaysia (1.7%)
Sovereign (1.7%)
Petronas Capital Ltd.,
2.48%, 1/28/32	1,200	1,072
4.55%, 4/21/50	200	175
5.34%, 4/3/35	700	717
		1,964
Mexico (3.7%)
Corporate Bonds (1.4%)
Banca Mifel SA, 9.25%, 5/14/31 (a)(g)	290	293
Banco Mercantil del Norte SA,
8.00%, 1/24/33 (a)(g)	200	200
8.45%, 6/24/36 (a)(g)	200	200
Braskem Idesa SAPI,
6.99%, 2/20/32 (c)(d)	214	135
7.45%, 11/15/29 (c)(d)	200	129
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, 11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (c)(d)	539	234
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
Face Amount (000)			Value (000)
Corporate Bonds (cont'd)
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31 (a)		$278	$286
Orbia Advance Corp. SAB de CV, 7.50%, 5/13/35		200	200
			1,677
Sovereign (2.3%)
Mexico Government International Bond,
4.40%, 2/12/52		400	287
5.85%, 7/2/32		200	202
6.00%, 5/7/36		540	540
Petroleos Mexicanos,
5.95%, 1/28/31		590	584
6.63%, 6/15/35		300	291
6.70%, 2/16/32		500	505
7.69%, 1/23/50		300	280
			2,689
			4,366
Mongolia (1.1%)
Corporate Bonds (0.8%)
Golomt Bank, 7.95%, 5/14/29		400	402
Mongolian Mining Corp., 8.44%, 4/3/30		200	204
State Bank JSC, 8.90%, 9/25/28		280	282
			888
Sovereign (0.3%)
Mongolia Government International Bond,
6.63%, 2/25/30		200	206
7.88%, 6/5/29		200	213
			419
			1,307
Montenegro (0.4%)
Sovereign (0.4%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	400	465
Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		$500	439
4.00%, 12/15/50 (a)		300	217
			656
Mozambique (0.3%)
Sovereign (0.3%)
Mozambique International Bond,
9.00%, 9/15/31 (f)		429	379
Face Amount (000)		Value (000)
Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29	$250	$262
Nigeria (2.2%)
Corporate Bond (0.5%)
Dangote Fertiliser Ltd.,
7.75%, 5/5/31	600	604
Sovereign (1.7%)
Nigeria Government International Bond,
7.70%, 2/23/38	200	204
7.88%, 2/16/32	330	345
8.38%, 3/24/29	300	316
10.38%, 12/9/34	900	1,071
		1,936
		2,540
Oman (2.1%)
Sovereign (2.1%)
Oman Government International Bond,
5.38%, 3/8/27	300	301
6.00%, 8/1/29	300	310
6.25%, 1/25/31	1,120	1,181
6.75%, 1/17/48	440	484
7.38%, 10/28/32	200	226
		2,502
Pakistan (0.4%)
Sovereign (0.4%)
Pakistan Government International Bond,
7.38%, 4/8/31	481	485
Panama (2.1%)
Senior Loan Interests (0.2%)
Coral-U.S. Co-Borrower LLC,
2025 Term Loan B7, 3 Month SOFR + 3.25%, 6.92%, 1/31/32 (e)	287	278
Sovereign (1.9%)
Panama Government International Bond,
3.16%, 1/23/30	720	679
3.30%, 1/19/33	380	338
5.66%, 2/23/38	710	709
6.40%, 2/14/35	400	423
		2,149
		2,427
Paraguay (0.3%)
Senior Loan Interests (0.0%)‡
Frigorifico Concepcion SA,
Term Loan B, 3 Month SOFR + 5.50%, 9.33%, 12/8/26 (e)	334	52
6
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
	Face Amount (000)		Value (000)
Sovereign (0.3%)
Paraguay Government International Bond,
6.00%, 2/9/36		$300	$314
			366
Peru (2.1%)
Corporate Bond (0.5%)
Auna SA,
10.00%, 12/18/29 (a)		493	525
Sovereign (1.6%)
Peruvian Government International Bond,
3.00%, 1/15/34		1,600	1,388
3.30%, 3/11/41		300	233
5.88%, 8/8/54		300	299
			1,920
			2,445
Philippines (2.1%)
Sovereign (2.1%)
Philippine Government International Bond,
4.75%, 3/5/35		1,000	970
5.00%, 7/17/33		600	601
5.50%, 1/17/48		520	501
6.38%, 1/15/32		300	324
			2,396
Romania (2.2%)
Sovereign (2.2%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	98	102
2.00%, 4/14/33		79	75
5.75%, 3/24/35		$1,100	1,067
5.88%, 7/11/32	EUR	192	230
6.13%, 10/7/37		283	330
7.50%, 2/10/37		$700	757
			2,561
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
6.25%, 5/23/33		330	176
Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond,
2.05%, 9/23/36	EUR	270	245
2.13%, 12/1/30		$200	175
			420
Singapore (0.6%)
Senior Loan Interests (0.6%)
HGDC Holdings Ltd., Term Loan, 3 Month SOFR + 4.85%, 8.58%, 3/31/29		440	442
Face Amount (000)		Value (000)

Princeton Digital Group Ltd.,
1st Lien Term Loan, 3 Month SOFR + 5.50%, 9.15%, 12/1/26	$83	$83
Term Loan, 3 Month SOFR + 4.65%, 8.31%, 5/6/29	207	207
		732
South Africa (0.2%)
Corporate Bond (0.2%)
Sasol Financing USA LLC,
8.75%, 4/10/33	240	249
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(c)(d)(f)	265	271
3.35%, 3/15/33 (a)(c)(d)(f)	120	116
3.60%, 6/15/35 - 2/15/38 (a)(c)(d)(f)	466	467
4.00%, 4/15/28 (a)(c)(d)	190	183
		1,037
Suriname (2.1%)
Senior Loan Interests (0.2%)
Staatsolie Maatschappij Suriname NV,
2025 Term Loan, 3 Month SOFR + 5.50%, 9.17%, 5/24/32 (e)	181	183
Sovereign (1.9%)
Suriname Government International Bond,
7.70%, 11/6/30 (a)	398	415
8.50%, 11/6/35 (a)	1,671	1,832
		2,247
		2,430
Tanzania, United Republic Of (2.9%)
Senior Loan Interests (2.9%)
Tanzania,
2024 Term Loan A2, 6 Month SOFR + 5.45%, 9.07%, 2/27/31 (e)	3,364	3,372
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)	532	577
Trinidad And Tobago (0.2%)
Sovereign (0.2%)
Trinidad & Tobago Government International Bond,
5.95%, 1/14/31	200	203
Turkey (4.0%)
Corporate Bonds (1.3%)
Akbank TAS,
8.25%, 12/8/36	200	202
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
9.37%, 3/14/29 (g)		$200	$204
Guermat Elektrik Ueretim AS, 10.75%, 5/21/35		290	289
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36		248	251
Limak Yenilenebilir Enerji AS, 9.63%, 8/12/30 (a)		200	200
Sampa Finance & Investment BV, 9.50%, 7/7/31 (h)	EUR	313	355
			1,501
Sovereign (2.7%)
Turkiye Government International Bond,
5.75%, 5/11/47		$580	471
6.88%, 3/17/36		580	579
9.13%, 7/13/30		1,400	1,543
9.38%, 1/19/33		500	571
			3,164
			4,665
Ukraine (3.6%)
Corporate Bonds (0.7%)
Kernel Holding SA, 6.75%, 10/27/27		404	394
MHP Lux SA,
6.25%, 9/19/29		200	186
10.50%, 7/28/29		200	209
			789
Sovereign (2.9%)
Ukraine Government International Bond,
0.00%, 2/1/30 (c)(d)(f)		26	18
3.00%, 2/1/34 - 2/1/36 (c)(d)(f)		414	239
4.00%, 2/1/32 (c)(d)(f)		527	437
4.50%, 2/1/29 - 2/1/36 (c)(d)(f)		3,794	2,703
			3,397
			4,186
United Arab Emirates (0.2%)
Corporate Bond (0.2%)
Alpha Star Holding X Ltd.,
6.13%, 8/5/29		270	261
Uruguay (1.2%)
Sovereign (1.2%)
Uruguay Government International Bond,
5.10%, 6/18/50		550	516
5.44%, 2/14/37		900	925
			1,441
Face Amount (000)		Value (000)
Uzbekistan (1.0%)
Corporate Bonds (0.4%)
Aloqabank JSC, 7.70%, 5/18/31	$200	$200
Uzbek Industrial & Construction Bank ATB, 9.45%, 10/23/30 (g)	280	292
		492
Sovereign (0.6%)
Republic of Uzbekistan International Bond,
6.90%, 2/28/32	660	706
		1,198
Venezuela (4.7%)
Sovereign (4.7%)
Petroleos de Venezuela SA,
0.00%, 10/20/27 (c)(d)	403	469
5.38%, 4/12/27 (c)(d)	813	300
6.00%, 10/28/22 - 11/15/26 (c)(d)	2,714	1,010
8.50%, 10/27/20 (c)(d)	354	371
9.00%, 11/17/21 (c)(d)	616	270
9.75%, 5/17/35 (c)(d)	814	364
12.75%, 2/17/22 (c)(d)	603	302
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)	378	162
7.00%, 12/1/18 - 3/31/38 (c)(d)	370	162
7.65%, 4/21/25 (c)(d)	445	200
7.75%, 10/13/19 (c)(d)	625	278
8.25%, 10/13/24 (c)(d)	417	190
9.00%, 5/7/23 (c)(d)	517	245
9.25%, 9/15/27 - 5/7/28 (c)(d)	885	434
9.38%, 1/13/34 (c)(d)	45	22
11.75%, 10/21/26 (c)(d)	241	133
11.95%, 8/5/31 (c)(d)	260	142
12.75%, 8/23/22 (c)(d)	612	343
13.63%, 8/15/18 (c)(d)	107	62
		5,459
Zambia (0.1%)
Sovereign (0.1%)
Zambia Government International Bond,
5.75%, 6/30/33 (c)(d)(f)	102	100
Total Fixed Income Securities (Cost $106,060)		108,557

	Shares
Common Stocks (0.0%)
China (0.0%)
Shimao Group Holdings Ltd. (i)(j)	139,087	1
Sunac China Holdings Ltd. (i)(j)	488,804	39
		40
8
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio
	Shares	Value (000)
Hong Kong (0.0%)‡
Times China Holdings Ltd. (j)	361,121	$1
TOTAL COMMON STOCKS (Cost $123)		41

No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil- Linked Payment Obligation expires 4/15/20 (e)(g)(j) (Cost $—)	3,750	15

Shares
Short-Term Investments (4.8%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note H) (Cost $5,271)	5,270,844	5,271

Face Amount (000)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill, 3.8%, 12/3/26 (k)(l) (Cost $305)	$310	305
Total Short-Term Investments (Cost $5,576)		5,576
TOTAL INVESTMENTS (97.9%) (Cost $111,759)(m)(n)(o)(p)		114,189
OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)		2,452
NET ASSETS (100.0%)		$116,641
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of
Investments.

(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(g)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.

(h)	When-issued security.
(i)	Security trades on the Hong Kong exchange.
(j)	Non-income producing security.
(k)	Rate shown is the yield to maturity at June 30, 2026.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)
The approximate fair value and percentage of net assets, $42,000 and 0.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(n)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	At June 30, 2026, the Fund had unfunded loan commitments of $2,984,000, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments (000)	Value (000)	Unrealized Appreciation (000)
Staatsolie Maatschappij Suriname NV	$1,719	$1,719	$0
VMOS SA	246	246	0
	$1,965	$1,965	$0

(p)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately
$7,285,000 and the aggregate gross unrealized depreciation is approximately $4,157,000, resulting in net unrealized appreciation of approximately $3,128,000.

EUR	Euro
EURIBOR	Euro Interbank Offered Rate.
JSC	Joint Stock Company.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	180		$209	7/10/26	$3
Goldman Sachs International		$109	EUR	96	7/10/26	— @
HSBC Bank PLC	EUR	307		$348	7/10/26	(3)
HSBC Bank PLC		$348	EUR	307	7/7/26	3
JPMorgan Chase Bank NA	EUR	1,107		$1,292	7/10/26	27
JPMorgan Chase Bank NA	EUR	333		$387	7/10/26	7
JPMorgan Chase Bank NA	EUR	485		$564	7/10/26	10
JPMorgan Chase Bank NA	EUR	198		$230	7/10/26	4
JPMorgan Chase Bank NA	EUR	465		$541	7/10/26	9
JPMorgan Chase Bank NA	EUR	924		$1,075	7/10/26	19
JPMorgan Chase Bank NA	EUR	366		$426	7/10/26	7
JPMorgan Chase Bank NA	EUR	342		$397	7/10/26	7
JPMorgan Chase Bank NA	EUR	990		$1,151	7/10/26	20
JPMorgan Chase Bank NA	EUR	621		$722	7/10/26	12
						$125

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	35	9/30/26		$7,000	$7,215	$(6)
U.S. Treasury 10 yr. Ultra Note (United States)	72	9/21/26		7,200	8,098	102
U.S. Treasury Long Bond (United States)	64	9/21/26		6,400	7,264	189
Ultra U.S. Treasury Bond (United States)	77	9/21/26		7,700	8,944	301
Short:
German Euro-Bobl Index (Germany)	28	9/8/26	EUR	(2,800)	(3,691)	(19)
German Euro-Bund Index (Germany)	8	9/8/26		(800)	(1,164)	(16)
German Euro-Schatz Index (Germany)	13	9/8/26		(1,300)	(1,574)	(4)
U.S. Treasury 5 yr. Note (United States)	8	9/30/26		$(800)	(857)	— @
U.S. Treasury 10 yr. Note (United States)	76	9/21/26		(7,600)	(8,352)	(62)
						$485

Centrally Cleared Credit Default Swap Agreements:
The Fund had the following centrally cleared credit default swap agreements open at June 30, 2026:
Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(5)	$(55)	$50
Petrobras Global Finance BV	NR	Buy	1.00	Quarterly	6/20/31	1,985	28	43	(15)
							$23	$(12)	$35
10
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Debt Portfolio

OTC Credit Default Swap Agreements:
The Fund had the following OTC credit default swap agreements open at June 30, 2026:
Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00%	Quarterly	6/20/27	$710	$(— @)	$(18)	$18
JPMorgan Chase Bank NA Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	312	(— @)	(9)	9
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	12/20/26	634	— @	(11)	11
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	476	(— @)	(13)	13
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	100	(— @)	(3)	3
Barclays Bank PLC Ecuador Government International Bonds	NR	Buy	5.00	Quarterly	12/20/26	36	(1)	(1)	—
							$(1)	$(55)	$54

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.

NR	Not rated.

EUR	— Euro

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	69.1%
Corporate Bonds	20.3
Senior Loan Interests	5.6
Other*	5.0
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**
Does not include open futures contracts with a value of approximately
$47,159,000 and net unrealized appreciation of approximately $485,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $125,000. Also does not include open swap agreements with net unrealized appreciation of approximately $89,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $106,488)	$108,918
Investment in Security of Affiliated Issuer, at Value (Cost $5,271)	5,271
Total Investments in Securities, at Value (Cost $111,759)	114,189
Cash	80
Foreign Currency, at Value (Cost $13)	47
Interest Receivable	1,925
Receivable for Investments Sold	880
Receivable for Variation Margin on Futures Contracts	780
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	128
Unrealized Appreciation on Swap Agreements	54
Receivable for Fund Shares Sold	22
Receivable from Affiliate	17
Other Assets	15
Total Assets	118,137
Liabilities:
Payable for Investments Purchased	688
Deferred Capital Gain Country Tax	478
Payable for Advisory Fees	128
Upfront Payment Received on Open Swap Agreements	54
Payable for Professional Fees	45
Payable for Custodian Fees	33
Payable for Fund Shares Redeemed	28
Payable for Servicing Fees	22
Payable for Administration Fees	8
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	3
Payable for Distribution Fees — Class II Shares	— @
Other Liabilities	9
Total Liabilities	1,496
Commitments and Contingencies (See Note 6)
NET ASSETS	$116,641
Net Assets Consist of:
Paid-in-Capital	$170,409
Total Accumulated Loss	(53,768)
Net Assets	$116,641
CLASS I:
Net Assets	$106,448
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,740,863 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.68
CLASS II:
Net Assets	$10,193
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,818,443 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.61

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2026 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers(Net of $—@ of Foreign Taxes Withheld)	$4,586
Dividends from Security of Affiliated Issuer (Note H)	109
Dividends from Securities of Unaffiliated Issuers	3
Total Investment Income	4,698
Expenses:
Advisory Fees (Note B)	423
Professional Fees	125
Servicing Fees (Note D)	94
Administration Fees (Note C)	45
Custodian Fees (Note G)	37
Distribution Fees — Class II Shares (Note E)	12
Shareholder Reporting Fees	9
Transfer Agency Fees (Note F)	6
Pricing Fees	4
Directors’ Fees and Expenses	3
Other Expenses	11
Total Expenses	769
Waiver of Advisory Fees (Note B)	(138)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	615
Net Investment Income	4,083
Realized Gain (Loss):
Investments Sold (Net of $11 of Capital Gain Country Tax)	3,284
Foreign Currency Forward Exchange Contracts	125
Foreign Currency Transactions	(6)
Futures Contracts	(852)
Swap Agreements	(7)
Net Realized Gain	2,544
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $51)	(1,851)
Foreign Currency Forward Exchange Contracts	186
Foreign Currency Translation	(39)
Futures Contracts	700
Swap Agreements	5
Net Change in Unrealized Appreciation (Depreciation)	(999)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,545
Net Increase in Net Assets Resulting from Operations	$5,628

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,083	$7,930
Net Realized Gain (Loss)	2,544	(2,850)
Net Change in Unrealized Appreciation (Depreciation)	(999)	9,772
Net Increase in Net Assets Resulting from Operations	5,628	14,852
Dividends and Distributions to Shareholders:
Class I	—	(13,668)
Class II	—	(1,438)
Total Dividends and Distributions to Shareholders	—	(15,106)
Capital Share Transactions:(1)
Class I:
Subscribed	7,018	12,286
Distributions Reinvested	—	13,668
Redeemed	(8,822)	(15,247)
Class II:
Subscribed	694	512
Distributions Reinvested	—	1,438
Redeemed	(875)	(2,544)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,985)	10,113
Total Increase in Net Assets	3,643	9,859
Net Assets:
Beginning of Period	112,998	103,139
End of Period	$116,641	$112,998
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,258	2,249
Shares Issued on Distributions Reinvested	—	2,766
Shares Redeemed	(1,592)	(2,797)
Net Increase (Decrease) in Class I Shares Outstanding	(334)	2,218
Class II:
Shares Subscribed	125	97
Shares Issued on Distributions Reinvested	—	295
Shares Redeemed	(159)	(476)
Net Decrease in Class II Shares Outstanding	(34)	(84)
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Financial Highlights
Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.41	$5.49	$5.51	$5.38	$7.20	$7.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.40	0.67	0.48	0.41	0.34
Net Realized and Unrealized Gain (Loss)	0.07	0.36	(0.09)	0.13	(1.78)	(0.49)
Total from Investment Operations	0.27	0.76	0.58	0.61	(1.37)	(0.15)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.84)	(0.60)	(0.48)	(0.45)	(0.39)
Net Asset Value, End of Period	$5.68	$5.41	$5.49	$5.51	$5.38	$7.20
Total Return(2)	4.99%(3)	15.33%	11.23%	11.84%(4)	(18.74)%	(2.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$106,448	$103,114	$92,617	$93,484	$91,828	$133,413
Ratio of Expenses Before Expense Limitation	1.35%(5)	1.37%	1.33%	1.32%	1.24%	1.17%
Ratio of Expenses After Expense Limitation	1.09%(5)(6)	1.09%(6)	1.09%(6)	1.09%(6)	1.10%(6)	1.12%(6)(7)
Ratio of Net Investment Income	7.24%(5)(6)	7.45%(6)	12.18%(6)	9.07%(6)	6.96%(6)	4.59%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.01%	0.01%	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	52%(3)	119%	139%	117%	75%	28%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to
July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Financial Highlights
Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.34	$5.43	$5.45	$5.33	$7.14	$7.67
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.40	0.67	0.47	0.40	0.34
Net Realized and Unrealized Gain (Loss)	0.07	0.35	(0.09)	0.12	(1.76)	(0.48)
Total from Investment Operations	0.27	0.75	0.58	0.59	(1.36)	(0.14)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.84)	(0.60)	(0.47)	(0.45)	(0.39)
Net Asset Value, End of Period	$5.61	$5.34	$5.43	$5.45	$5.33	$7.14
Total Return(2)	5.06%(3)	15.24%	11.28%	11.69%(4)	(18.81)%	(1.96)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,193	$9,884	$10,522	$11,410	$12,093	$16,181
Ratio of Expenses Before Expense Limitation	1.59%(5)	1.62%	1.58%	1.57%	1.49%	1.42%
Ratio of Expenses After Expense Limitation	1.14%(5)(6)	1.14%(6)	1.14%(6)	1.14%(6)	1.15%(6)	1.17%(6)(7)
Ratio of Net Investment Income	7.19%(5)(6)	7.40%(6)	12.13%(6)	9.02%(6)	6.91%(6)	4.54%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.01%	0.01%	0.01%	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	52%(3)	119%	139%	117%	75%	28%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to
July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements
Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relates to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.
The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1.
Security Valuation:  (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) certain senior loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as
17

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.
Fair Value Measurement:  Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
● Level 1 – unadjusted quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Corporate Bonds	$—	$23,231	$—	$23,231
Sovereign	—	78,947	—	78,947
Senior Loan Interests	—	6,379	—	6,379
Total Fixed Income Securities	—	108,557	—	108,557
Common Stocks
Real Estate Management & Development	—	41	—	41
Warrants	—	15	—	15
Short-Term Investments
U.S. Treasury Security	—	305	—	305
Investment Company	5,271	—	—	5,271
Total Short-Term Investments	5,271	305	—	5,576
Foreign Currency Forward Exchange Contracts	—	128	—	128
Futures Contracts	592	—	—	592
Centrally Cleared Credit Default Swap Agreement	—	50	—	50
OTC Credit Default Swap Agreements	—	54	—	54
Total Assets	5,863	109,150	—	115,013
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Futures Contracts	(107)	—	—	(107)
Centrally Cleared Credit Default Swap Agreement	—	(15)	—	(15)
Total Liabilities	(107)	(18)	—	(125)
Total	$5,756	$109,132	$—	$114,888
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
18

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
3.
Foreign Currency Translation and Foreign
Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.
4.
Structured Investments:  The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.
5.
Derivatives:  The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other
19

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly
20

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Swaps:  The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
The Fund’s use of swaps during the period included those based on the credit of an underlying security commonly referred to as “credit default swaps.” The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement  less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement  less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty risk ei
21

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
ther as the protection seller or as the protection buyer, is the fair value of the swap agreement.
When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) Broker” in the Statement of Assets and Liabilities.
Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swap once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2026:
	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$128
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	592(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	50(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	54
Total			$824

(a)
This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day’s net variation margin.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(3)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(107) (a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	(15) (a)
Total			$(125)

(a)
This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day’s net variation margin.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$125
Interest Rate Risk	Future Contracts	(852)
Credit Risk	Swap Agreements	(7)
Total		$(734)

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$186
Interest Rate Risk	Future Contracts	700
Credit Risk	Swap Agreements	5
Total		$891
At June 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets (000)(b)	Liabilities (000)(b)
Foreign Currency Forward Exchange Contracts	$128	$(3)
Swap Agreements	54	—
Total	$182	$(3)

(a)	Excludes exchange-traded derivatives.
(b)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
22

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.
The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$27	$(—@)	$—	$27
Goldman Sachs International	21	—	—	21
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
HSBC Bank PLC	3	(3)	—	0
JPMorgan Chase Bank NA	131	—	—	131
Total	$182	$(3)	$—	$179

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—@	$(—@)	$—	$0
HSBC Bank PLC	3	(3)	—	0

@ Value less than $500
For the six months ended June 30, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$11,245,000
Futures Contracts:
Average monthly notional value	$71,284,000
Swap Agreements:
Average monthly notional amount	$4,659,000
6.
Senior Loans:  Senior Loans are typically structured by a syndicate of lenders (“Lenders”), one or more of which administers the Senior Loan on behalf of the Lenders (“Agent”). Lenders may sell interests in Senior Loans to third parties (“Participations”) or may assign all or a portion of their interest in a Senior Loan to third parties (“Assignments”). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.
The Fund’s investment in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
23

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
7.
Indemnifications:  The Company enters into contracts that contain a variety of indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
8.
Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.
9.
Dividends and Distributions to Shareholders:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
10.
Segment Reporting:  The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:
First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%
For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.49% of the Fund’s average daily net assets.
The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, approximately $138,000 of advisory fees were waived pursuant to this arrangement.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
24

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.16% of the average daily value of shares of the Fund held in an insurance company’s account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.
E. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is  appropriate. For the six months ended June 30, 2026, this waiver amounted to approximately $10,000.
F. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in “Transfer Agency Fees” in the Statement of Operations, amounted to less than $500.
G. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
H. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $55,652,000 and $55,703,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2026.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$3,905	$31,733	$30,367	$109

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Liquidity Fund	$—	$—	$5,271
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent
25

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
I. Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not”of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the
Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:	2024 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$15,106	$10,741

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2025.
At December 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,027	$—
At December 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,521,000 and $66,426,000, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability
26

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
K. Other: At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 82.1%.
L. Market and Geopolitical Risk: The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
27

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for
28

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
29

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective
Prospectus. Read the Prospectus carefully before investing.
MBDBX-NCSR 6.30.26

Morgan Stanley Variable Insurance Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (unaudited)

Emerging Markets Equity Portfolio
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments
Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Brazil (4.3%)
Embraer SA	77,311	$1,226
Itau Unibanco Holding SA (Preference)	281,003	2,296
Rede D'Or Sao Luiz SA	290,190	1,951
Vale SA	123,229	1,859
WEG SA	329,869	2,998
		10,330
Chile (0.6%)
Banco de Chile	7,701,379	1,508
China (13.0%)
Alibaba Group Holding Ltd. (a)	354,700	4,252
Bank of Jiangsu Co. Ltd., Class A	706,500	1,123
BYD Co. Ltd., H Shares (a)	51,200	474
China Construction Bank Corp., H Shares (a)	3,122,230	3,220
China Hongqiao Group Ltd. (a)	144,500	373
China International Capital Corp. Ltd., Class H (a)	275,200	741
China Merchants Bank Co. Ltd., H Shares (a)	363,000	2,084
China Resources Mixc Lifestyle Services Ltd. (a)	177,200	831
Contemporary Amperex Technology Co. Ltd., Class A	34,100	1,982
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	156,809	1,206
NAURA Technology Group Co. Ltd., Class A	16,820	2,206
NetEase, Inc. (a)	46,800	1,202
Ping An Insurance Group Co. of China Ltd., Class H (a)	227,500	1,488
Shenzhen Inovance Technology Co. Ltd., Class A	102,200	1,002
Tencent Holdings Ltd. (a)	136,400	7,527
Xiaomi Corp., Class B (a)(b)	230,600	641
Zijin Mining Group Co. Ltd., H Shares (a)	272,000	962
		31,314
Hungary (1.5%)
OTP Bank Nyrt	12,870	1,901
Richter Gedeon Nyrt	42,357	1,642
		3,543
India (12.2%)
360 ONE WAM Ltd.	68,547	779
Avenue Supermarts Ltd. (b)	22,241	1,030
Axis Bank Ltd.	111,715	1,590
Bajaj Finance Ltd.	133,169	1,416
Colgate-Palmolive India Ltd.	24,289	513
Grasim Industries Ltd.	38,468	1,261
HDFC Asset Management Co. Ltd.	42,771	1,201
HDFC Bank Ltd.	25,719	217
HDFC Bank Ltd. ADR	64,473	1,665
Hindalco Industries Ltd.	71,389	725
Hitachi Energy India Ltd.	6,663	2,465
	Shares	Value (000)

ICICI Bank Ltd.	174,250	$2,544
IDFC First Bank Ltd.	1,559,011	1,311
Lodha Developers Ltd.	93,736	948
Mahindra & Mahindra Ltd.	59,718	1,942
Max Healthcare Institute Ltd.	132,936	1,588
Pidilite Industries Ltd.	69,696	1,174
Reliance Industries Ltd.	177,866	2,436
Samvardhana Motherson International Ltd.	620,466	973
Shriram Finance Ltd.	118,903	1,312
State Bank of India	196,941	2,140
		29,230
Indonesia (0.2%)
Cisarua Mountain Dairy Tbk. PT	1,766,100	441
Korea, Republic of (24.9%)
Doosan Enerbility Co. Ltd. (b)	12,061	687
Hyundai Motor Co.	7,845	2,557
KB Financial Group, Inc.	20,156	2,086
Kia Corp.	12,618	1,140
KT&G Corp.	1,417	156
Samsung Electronics Co. Ltd.	144,812	32,133
SK Hynix, Inc.	6,779	11,962
SK Square Co. Ltd.	8,094	9,153
		59,874
Malaysia (0.6%)
CIMB Group Holdings Bhd.	245,300	447
Malayan Banking Bhd.	373,700	989
		1,436
Mexico (2.3%)
America Movil SAB de CV ADR	61,432	1,597
BBB Foods, Inc., Class A (b)	29,913	1,246
Grupo Financiero Banorte SAB de CV, Class O	257,711	2,729
		5,572
Peru (1.0%)
Credicorp Ltd.	6,213	2,421
Poland (2.8%)
Allegro.eu SA (b)	234,004	2,355
Budimex SA	6,334	1,244
Powszechna Kasa Oszczednosci Bank Polski SA	114,975	3,157
		6,756
Saudi Arabia (0.5%)
Alinma Bank	164,821	1,072
South Africa (4.3%)
AVI Ltd.	233,400	1,432
Capitec Bank Holdings Ltd.	10,470	3,040
OUTsurance Group Ltd.	473,027	2,269
2
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Emerging Markets Equity Portfolio
Shares		Value (000)
South Africa (cont'd)
Standard Bank Group Ltd.	98,888	$1,952
Vodacom Group Ltd.	167,166	1,552
		10,245
Taiwan (29.1%)
Airtac International Group	24,901	1,056
Alchip Technologies Ltd.	13,000	1,741
ASE Technology Holding Co. Ltd.	166,000	3,705
Delta Electronics, Inc.	79,000	4,961
Hon Hai Precision Industry Co. Ltd.	394,000	3,144
MediaTek, Inc.	51,000	6,949
Taiwan Semiconductor Manufacturing Co. Ltd.	537,000	42,364
Unimicron Technology Corp.	101,683	3,503
Wiwynn Corp.	17,242	2,547
		69,970
United Kingdom (1.3%)
Antofagasta PLC	62,053	3,149
United States (0.6%)
MercadoLibre, Inc. (b)	795	1,349
Total Common Stocks (Cost $115,105)		238,210
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (See Note H) (Cost $4,401)	4,400,752	4,401
Total Investments (101.1%) (Cost $119,506) (c)(d)		242,611
Liabilities in Excess of Other Assets (–1.1%)		(2,528)
Net Assets (100.0%)		$240,083
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)
The approximate fair value and percentage of net assets,
$215,365,000 and 89.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial
Statements.

(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately
$127,119,000 and the aggregate gross unrealized depreciation is approximately $4,014,000, resulting in net unrealized appreciation of approximately $123,105,000.

ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	40.7%
Semiconductors & Semiconductor Equipment	28.4
Banks	16.3
Tech Hardware, Storage & Peripherals	14.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $115,105)	$238,210
Investment in Security of Affiliated Issuer, at Value (Cost $4,401)	4,401
Total Investments in Securities, at Value (Cost $119,506)	242,611
Foreign Currency, at Value (Cost $252)	252
Dividends Receivable	557
Receivable for Investments Sold	504
Tax Reclaim Receivable	35
Receivable from Affiliate	20
Receivable for Fund Shares Sold	19
Receivable from Securities Lending Income	6
Other Assets	20
Total Assets	244,024
Liabilities:
Deferred Capital Gain Country Tax	2,252
Payable for Investments Purchased	716
Payable for Advisory Fees	403
Payable for Fund Shares Redeemed	362
Payable for Professional Fees	81
Payable for Servicing Fees	64
Payable for Custodian Fees	29
Payable for Administration Fees	16
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	15
Total Liabilities	3,941
NET ASSETS	$240,083
Net Assets Consist of:
Paid-in-Capital	$103,116
Total Distributable Earnings	136,967
Net Assets	$240,083
CLASS I:
Net Assets	$175,824
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,614,494 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$23.09
CLASS II:
Net Assets	$64,259
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,795,802 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.98
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2026 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $293 of Foreign Taxes Withheld)	$1,921
Dividends from Security of Affiliated Issuer (Note H)	81
Income from Securities Loaned — Net	45
Total Investment Income	2,047
Expenses:
Advisory Fees (Note B)	770
Servicing Fees (Note D)	164
Professional Fees	138
Administration Fees (Note C)	82
Distribution Fees — Class II Shares (Note E)	72
Custodian Fees (Note G)	69
Transfer Agency Fees (Note F)	14
Shareholder Reporting Fees	11
Directors’ Fees and Expenses	4
Pricing Fees	3
Other Expenses	13
Total Expenses	1,340
Waiver of Distribution Fees — Class II Shares (Note E)	(58)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,279
Net Investment Income	768
Realized Gain:
Investments Sold (Net of $154 of Capital Gain Country Tax)	5,843
Foreign Currency Transactions	1
Net Realized Gain	5,844
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $265)	48,730
Foreign Currency Translation	2
Net Change in Unrealized Appreciation (Depreciation)	48,732
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	54,576
Net Increase in Net Assets Resulting from Operations	$55,344
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$768	$1,789
Net Realized Gain	5,844	8,000
Net Change in Unrealized Appreciation (Depreciation)	48,732	37,189
Net Increase in Net Assets Resulting from Operations	55,344	46,978
Dividends and Distributions to Shareholders:
Class I	—	(4,290)
Class II	—	(1,806)
Total Dividends and Distributions to Shareholders	—	(6,096)
Capital Share Transactions:(1)
Class I:
Subscribed	27,943	11,013
Distributions Reinvested	—	4,290
Redeemed	(18,363)	(25,513)
Class II:
Subscribed	3,067	2,890
Distributions Reinvested	—	1,806
Redeemed	(7,155)	(9,728)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,492	(15,242)
Total Increase in Net Assets	60,836	25,640
Net Assets:
Beginning of Period	179,247	153,607
End of Period	$240,083	$179,247
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,319	701
Shares Issued on Distributions Reinvested	—	285
Shares Redeemed	(918)	(1,652)
Net Increase (Decrease) in Class I Shares Outstanding	401	(666)
Class II:
Shares Subscribed	147	189
Shares Issued on Distributions Reinvested	—	120
Shares Redeemed	(355)	(631)
Net Decrease in Class II Shares Outstanding	(208)	(322)
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Financial Highlights
Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.57	$13.73	$12.90	$11.92	$18.11	$17.73
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08	0.17	0.14	0.19	0.19	0.08
Net Realized and Unrealized Gain (Loss)	5.44	4.26	0.88	1.21	(4.81)	0.46
Total from Investment Operations	5.52	4.43	1.02	1.40	(4.62)	0.54
Distributions from and/or in Excess of:
Net Investment Income	—	(0.06)	(0.19)	(0.20)	(0.06)	(0.16)
Net Realized Gain	—	(0.53)	—	(0.22)	(1.51)	—
Total Distributions	—	(0.59)	(0.19)	(0.42)	(1.57)	(0.16)
Net Asset Value, End of Period	$23.09	$17.57	$13.73	$12.90	$11.92	$18.11
Total Return(2)	31.42%(3)	32.96%	7.82%	11.97%(4)	(25.08)%	2.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,824	$126,715	$108,157	$112,121	$111,050	$160,661
Ratio of Expenses Before Expense Limitation	1.23%(5)	1.28%	1.26%	1.28%	1.32%	1.25%
Ratio of Expenses After Expense Limitation	1.23%(5)(6)	1.25%(6)	1.25%(6)	1.24%(6)(7)	1.25%(6)	1.25%(6)
Ratio of Net Investment Income	0.76%(5)(6)	1.11%(6)	1.04%(6)	1.52%(6)(7)	1.41%(6)	0.44%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	17%(3)	23%	36%	33%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net
Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.51%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Financial Highlights
Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.49	$13.67	$12.85	$11.87	$18.04	$17.66
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07	0.16	0.14	0.18	0.18	0.07
Net Realized and Unrealized Gain (Loss)	5.42	4.25	0.86	1.22	(4.79)	0.46
Total from Investment Operations	5.49	4.41	1.00	1.40	(4.61)	0.53
Distributions from and/or in Excess of:
Net Investment Income	—	(0.06)	(0.18)	(0.20)	(0.05)	(0.15)
Net Realized Gain	—	(0.53)	—	(0.22)	(1.51)	—
Total Distributions	—	(0.59)	(0.18)	(0.42)	(1.56)	(0.15)
Net Asset Value, End of Period	$22.98	$17.49	$13.67	$12.85	$11.87	$18.04
Total Return(2)	31.39%(3)	32.90%	7.72%	11.96%(4)	(25.13)%	2.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,259	$52,532	$45,450	$49,042	$48,709	$67,300
Ratio of Expenses Before Expense Limitation	1.48%(5)	1.53%	1.51%	1.53%	1.57%	1.50%
Ratio of Expenses After Expense Limitation	1.28%(5)(6)	1.30%(6)	1.30%(6)	1.29%(6)(7)	1.30%(6)	1.30%(6)
Ratio of Net Investment Income	0.71%(5)(6)	1.06%(6)	0.99%(6)	1.47%(6)(7)	1.36%(6)	0.39%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Portfolio Turnover Rate	17%(3)	23%	36%	33%	38%	39%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net
Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.30%	1.46%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements
Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.
The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1.
Security Valuation:  (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/
dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the
9

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.
Fair Value Measurement:  Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
● Level 1 – unadjusted quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,226	$—	$—	$1,226
Automobile Components	—	973	—	973
Automobiles	—	6,114	—	6,114
Banks	8,322	31,169	—	39,491
Broadline Retail	1,350	6,607	—	7,957
Capital Markets	—	2,720	—	2,720
Chemicals	—	1,174	—	1,174
Construction & Engineering	—	1,244	—	1,244
Construction Materials	—	1,261	—	1,261
Consumer Finance	—	2,728	—	2,728
Consumer Staples Distribution & Retail	1,246	1,030	—	2,276
Electrical Equipment	—	8,132	—	8,132
10

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Electronic Equipment, Instruments & Components	$—	$11,608	$—	$11,608
Entertainment	—	1,202	—	1,202
Food Products	—	1,873	—	1,873
Health Care Providers & Services	—	3,539	—	3,539
Industrial Conglomerates	—	9,153	—	9,153
Insurance	—	3,757	—	3,757
Interactive Media & Services	—	7,527	—	7,527
Machinery	—	2,058	—	2,058
Metals & Mining	—	7,068	—	7,068
Oil, Gas & Consumable Fuels	—	2,436	—	2,436
Personal Care Products	—	513	—	513
Pharmaceuticals	—	2,848	—	2,848
Real Estate Management & Development	—	1,779	—	1,779
Semiconductors & Semiconductor Equipment	—	68,927	—	68,927
Tech Hardware, Storage & Peripherals	—	35,321	—	35,321
Tobacco	—	156	—	156
Wireless Telecommunication Services	1,597	1,552	—	3,149
Total Common Stocks	13,741	224,469	—	238,210
Short-Term Investment
Investment Company	4,401	—	—	4,401
Total Assets	$18,142	$224,469	$—	$242,611
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
3.
Foreign Currency Translation and Foreign
Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to
11

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.
4.
Securities Lending:  The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned — Net” in the Fund’s Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
At June 30, 2026 the Fund did not have any outstanding securities on loan.
5.
Indemnifications:  The Company enters into contracts that contain a variety of indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
6.
Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Fund  holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.
7.
Dividends and Distributions to Shareholders:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
8.
Segment Reporting:  The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Fund’s President
12

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:
First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%
For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.
The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.16% of the average daily value of shares of the Fund held in an insurance company’s account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.
E. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is  appropriate. For the six months ended June 30, 2026, this waiver amounted to approximately $58,000.
F. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in “Transfer Agency Fees” in the Statement of Operations, amounted to less than $500.
G. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
13

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
H. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $38,881,000 and $35,750,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2026.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$2,610	$34,358	$32,567	$81

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Liquidity Fund	$—	$—	$4,401
The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the six months ended June 30, 2026, the Fund did not engage in any cross-trade transactions.
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
I. Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no signifi
14

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
cant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not”of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:		2024 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$633	$5,463	$2,174	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2025.
At December 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,294	$7,953
J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
K. Other: At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.6%.
L. Market and Geopolitical Risk: The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and
15

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
16

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s actual management fee was higher than but close to its peer group average and the contractual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for
17

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
18

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Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective
Prospectus. Read the Prospectus carefully before investing.
MSMBX-NCSR 6.30.26

Morgan Stanley Variable Insurance Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (unaudited)

Global Strategist Portfolio
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (42.1%)
Agency Fixed Rate Mortgages (3.4%)
United States (3.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$539	$434
3.00%, 11/1/52		85	74
4.50%, 1/1/49		11	11
5.50%, 12/1/54		94	95
6.00%, 9/1/54		101	103
Gold Pools:
3.50%, 2/1/45 - 6/1/45		129	119
4.50%, 1/1/49		7	7
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/51		245	205
3.00%, 4/1/52		323	283
3.50%, 1/1/51		326	300
4.00%, 11/1/41 - 1/1/46		129	124
4.50%, 3/1/41 - 11/1/44		47	46
5.00%, 1/1/41 - 3/1/41		18	17
5.50%, 8/1/55		190	191
6.00%, 1/1/38 - 10/1/55		136	139
6.50%, 10/1/53		15	15
July TBA:
2.50%, 7/1/56 (a)		440	368
3.00%, 7/1/56 (a)		50	44
4.00%, 7/1/56 (a)		50	47
4.50%, 7/1/56 (a)		50	48
5.00%, 7/1/56 (a)		110	108
5.50%, 7/1/56 (a)		60	60
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		6	6
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $2,964)			2,847
Asset-Backed Securities (0.9%)
Ireland (0.0%)‡
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%, 5.00%, 7/24/54 (b)	EUR	27	30
United States (0.9%)
Cloud Capital Holdco LP, Class A2
5.78%, 11/22/49 (c)		$150	150
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (c)		160	157
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 4.52%, 12/25/32 (b)		65	62
	Face Amount (000)		Value (000)

Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		$100	$99
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.72%, 7/25/39 (b)	EUR	39	42
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.38%, 10/17/41 (b)(c)		$200	200
			710
Total Asset-Backed Securities (Cost $734)			740
Commercial Mortgage-Backed Securities (0.6%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.24%, 4/22/33 (b)	EUR	15	17
United States (0.6%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 5.98%, 8/15/39 (b)(c)		$200	201
JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 1.65%, 5.25%, 6/15/39 (b)(c)		200	201
MLTI Trust,
1 Month Term SOFR + 1.40%, 5.02%, 6/15/31 (b)(c)		100	100
			502
Total Commercial Mortgage-Backed Securities (Cost $518)			519
Corporate Bonds (6.7%)
Australia (0.2%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	182
Canada (0.3%)
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	212
France (0.3%)
AXA SA,
3.25%, 5/28/49		100	114
BPCE SA,
5.75%, 6/1/33		100	119
			233
Germany (0.4%)
Allianz SE,
5.82%, 7/25/53		100	127
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		200	227
			354

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	100	$113
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27		100	113
Netherlands (0.2%)
Alliander NV,
4.50%, 3/27/32 (d)		100	117
Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		100	115
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	196
United Kingdom (0.5%)
BAT Capital Corp.,
3.56%, 8/15/27		58	57
HSBC Holdings PLC,
2.87%, 11/22/32		200	180
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	130
			367
United States (4.3%)
Aon North America, Inc.,
5.45%, 3/1/34		$100	102
AT&T, Inc.,
2.90%, 12/4/26	GBP	100	132
3.50%, 9/15/53		$75	49
Bank of New York Mellon Corp.,
5.32%, 6/6/36		75	76
Boeing Co.,
5.81%, 5/1/50		50	49
6.30%, 5/1/29		25	26
Charles Schwab Corp.,
5.85%, 5/19/34		90	94
Charter Communications Operating LLC/ Charter Communications Operating Capital,
6.48%, 10/23/45		100	92
Citigroup, Inc.,
3.06%, 1/25/33		275	249
Diamondback Energy, Inc.,
6.25%, 3/15/33		50	53
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	36
5.20%, 1/15/36		25	25
Global Payments, Inc.,
4.45%, 6/1/28		100	99
	Face Amount (000)		Value (000)

Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	90	$89
5.85%, 4/25/35		$100	104
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (c)		75	75
Hyundai Capital America,
5.30%, 6/24/29 (c)		150	152
Jefferies Financial Group, Inc.,
5.13%, 4/28/31		100	99
JPMorgan Chase & Co.,
6.25%, 10/23/34		175	187
Las Vegas Sands Corp.,
5.63%, 6/15/28		25	25
5.90%, 6/1/27		50	50
6.00%, 8/15/29 - 6/14/30		60	62
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	102
Meta Platforms, Inc.,
5.63%, 11/15/55		$50	45
Nuveen LLC,
5.85%, 4/15/34 (c)		25	26
ONEOK, Inc.,
5.05%, 11/1/34		100	98
6.50%, 9/1/30 (c)		100	105
Oracle Corp.,
5.70%, 2/4/36		75	73
5.88%, 9/26/45		25	22
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		50	46
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	138
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	111
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC,
5.70%, 4/15/36 (c)		$75	71
Space Exploration Technologies Corp.,
5.35%, 7/15/31 (c)		50	50
5.65%, 7/15/33 (c)		25	25
Time Warner Cable LLC,
4.50%, 9/15/42		25	19
Transcontinental Gas Pipe Line Co. LLC,
5.75%, 3/15/56		100	99
U.S. Bancorp,
5.68%, 1/23/35		50	52
5.84%, 6/12/34		75	78
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	103
Verizon Communications, Inc.,
2.36%, 3/15/32		$50	44
3.38%, 10/27/36	GBP	100	108
4.25%, 8/15/56	EUR	100	114
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
United States (cont'd)
Vistra Operations Co. LLC,
5.70%, 12/30/34 (c)		$25	$25
Vontier Corp.,
2.40%, 4/1/28		50	48
			3,527
Total Corporate Bonds (Cost $5,569)			5,529
Mortgages - Other (1.3%)
United Kingdom (0.0%)
Landmark Mortgage Securities No. 3 PLC,
1 day GBP SONIA + 2.22%, 5.97%, 4/17/44 (b)	GBP	45	57
United States (1.3%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (c)		$108	108
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		81	81
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		65	57
3.00%, 7/25/58		70	61
3.00%, 10/25/58		11	9
4.00%, 10/25/58		10	9
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		12	10
3.00%, 7/25/46		6	5
3.00%, 5/25/47		30	26
3.50%, 5/25/45		5	5
3.50%, 9/25/45		14	13
3.50%, 7/25/46		8	7
4.00%, 5/25/45		2	2
3.00%, 12/25/46		24	20
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		61	62
GS Mortgage-Backed Securities Trust, Class A1
6.00%, 2/25/56 (b)(c)		68	69
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		73	60
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		130	112
3.00%, 9/25/52 (b)(c)		143	123
3.25%, 7/25/52 (b)(c)		70	63
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		147	147
			1,049
Total Mortgages - Other (Cost $1,185)			1,106
	Face Amount (000)		Value (000)
Sovereign (21.2%)
Australia (0.6%)
Queensland Treasury Corp.,
3.25%, 5/21/35 (c)	EUR	100	$114
Treasury Corp. of Victoria,
2.00%, 9/17/35	AUD	420	221
MTN
2.25%, 11/20/41		280	123
			458
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	60	62
Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		60	43
3.45%, 6/22/43		100	107
			150
Brazil (2.2%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/29	BRL	13,005	1,815
Canada (1.2%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	200	144
Canadian Government Bond,
2.00%, 12/1/51		20	10
3.25%, 12/1/33		440	311
3.50%, 12/1/57		210	141
Province of Alberta Canada,
3.38%, 4/2/35	EUR	100	115
Province of Ontario Canada,
3.25%, 7/3/35		100	115
Province of Quebec Canada,
3.25%, 5/22/35		100	114
			950
Chile (0.3%)
Chile Government International Bond,
3.80%, 7/1/35		30	34
3.88%, 7/9/31 - 4/14/36		200	232
			266
China (3.8%)
China Government Bond,
1.43%, 1/25/30	CNY	2,640	390
2.04%, 11/25/34		3,080	469
2.37%, 1/20/27		1,200	178
2.69%, 8/15/32		1,300	205
2.80%, 11/15/32		3,390	539
3.12%, 10/25/52		400	69
3.13%, 11/21/29		3,550	557

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
China (cont'd)
3.27%, 11/19/30	CNY	2,510	$402
3.52%, 4/25/46		50	9
3.53%, 10/18/51		200	37
3.81%, 9/14/50		300	57
3.86%, 7/22/49		1,260	240
			3,152
Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,100	46
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	580	87
France (1.6%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34	EUR	100	97
French Republic Government Bond OAT,
0.00%, 11/25/29		310	323
2.70%, 2/25/31		690	780
SNCF Reseau,
1.88%, 3/30/34		100	101
			1,301
Germany (2.7%)
Bundesobligation,
1.30%, 10/15/27		1,110	1,249
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		130	130
0.25%, 2/15/29		240	259
2.30%, 2/15/33		90	100
2.50%, 8/15/54		260	249
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		230	222
			2,209
Greece (0.0%)‡
Hellenic Republic Government Bond,
4.38%, 7/18/38		30	37
Hungary (0.0%)‡
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	25
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	1,646,000	98
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29	EUR	50	54
2.50%, 12/1/32		80	88
3.85%, 7/1/34		150	177
4.00%, 11/15/30		210	250
	Face Amount (000)		Value (000)

4.45%, 9/1/43	EUR	58	$69
4.50%, 10/1/53		100	117
			755
Japan (2.6%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	18,150	99
0.90%, 9/20/34		68,150	371
1.10%, 6/20/34		16,900	94
1.40%, 3/20/35		80,000	449
2.40%, 3/20/36		6,000	36
Japan Government Thirty Year Bond,
0.30%, 6/20/46		29,200	96
0.40%, 9/20/49		34,000	101
0.70%, 12/20/51		22,200	67
Japan Government Twenty Year Bond,
0.40%, 6/20/41		61,050	249
Japan Government Two Year Bond,
1.00%, 12/1/27		94,000	576
			2,138
Korea, Republic of (0.2%)
Korea Development Bank,
0.80%, 7/19/26		$200	200
Lithuania (0.3%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	240	281
Malaysia (0.3%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	480	118
3.89%, 8/15/29		410	102
			220
Mexico (0.4%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	98
7.75%, 11/23/34		1,000	53
8.50%, 5/31/29		800	46
Mexico Government International Bond,
3.50%, 9/19/29	EUR	100	114
			311
Netherlands (0.3%)
Netherlands Government Bond,
0.00%, 7/15/30		180	185
2.75%, 1/15/47		20	21
			206
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	60	34
4.50%, 5/15/35		21	12
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
New Zealand (cont'd)
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	310	$214
			260
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	160	16
Peru (0.0%)‡
Peru Government Bond,
5.40%, 8/12/34	PEN	90	26
Poland (0.1%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	300	68
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	30	33
3.88%, 6/15/46		70	81
			114
Romania (0.0%)‡
Romanian Government International Bond,
5.25%, 3/10/30		10	12
6.50%, 10/7/45 (c)		20	23
			35
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	100	81
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	130	147
Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28		50	55
2.70%, 10/31/48		40	38
3.45%, 10/31/34		410	478
3.50%, 5/31/29		160	187
4.00%, 10/31/54		20	23
			781
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	400	40
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	110	136
	Face Amount (000)		Value (000)
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	2,560	$74
2.00%, 12/17/31		3,660	112
			186
United Kingdom (1.0%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	320	150
0.88%, 7/31/33		130	135
3.75%, 10/22/53		70	70
4.25%, 7/31/34		330	426
			781
Total Sovereign (Cost $18,199)			17,438
Supranational (0.8%)
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		$140	142
MTN
5.30%, 2/19/29	AUD	700	481
Total Supranational (Cost $602)			623
U.S. Treasury Securities (7.2%)
United States (7.2%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$2,040	1,292
4.88%, 8/15/45		325	322
U.S. Treasury Inflation-Indexed Notes, 1.88%, 1/15/36		2,416	2,347
U.S. Treasury Notes,
3.38%, 5/15/33		1,410	1,332
4.00%, 7/31/32		650	641
Total U.S. Treasury Securities (Cost $6,109)			5,934
Total Fixed Income Securities (Cost $35,880)			34,736

	Shares
Common Stocks (49.4%)
Australia (0.9%)
ANZ Group Holdings Ltd.	1,644	40
APA Group	750	5
Aristocrat Leisure Ltd.	306	13
ASX Ltd.	110	4
BHP Group Ltd.	2,798	117
Brambles Ltd.	753	10
CAR Group Ltd.	209	4
Cochlear Ltd.	36	3
Coles Group Ltd.	749	13
Commonwealth Bank of Australia	912	104
Computershare Ltd.	289	8
CSL Ltd.	271	22
Evolution Mining Ltd.	1,129	9
Fortescue Ltd.	947	13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Australia (cont'd)
Goodman Group REIT	1,052	$23
Insurance Australia Group Ltd.	1,295	7
Lottery Corp. Ltd.	1,235	5
Lynas Rare Earths Ltd. (e)	501	6
Macquarie Group Ltd.	198	34
Medibank Pvt Ltd.	1,515	5
National Australia Bank Ltd.	1,691	44
Northern Star Resources Ltd.	762	10
Origin Energy Ltd.	955	7
Pro Medicus Ltd.	31	4
Qantas Airways Ltd.	408	3
QBE Insurance Group Ltd.	855	15
REA Group Ltd.	29	3
Rio Tinto Ltd.	204	24
Santos Ltd.	1,797	9
Scentre Group REIT	2,892	8
SGH Ltd.	113	4
Sigma Healthcare Ltd.	2,874	5
Sonic Healthcare Ltd.	259	4
South32 Ltd.	2,492	7
Stockland REIT	1,374	4
Suncorp Group Ltd.	595	8
Telstra Group Ltd.	2,204	8
Transurban Group	1,723	17
Vicinity Ltd. REIT	2,216	4
Washington H Soul Pattinson & Co. Ltd.	188	6
Wesfarmers Ltd.	623	39
Westpac Banking Corp.	1,881	46
WiseTech Global Ltd.	110	2
Woodside Energy Group Ltd.	1,046	20
Woolworths Group Ltd.	680	19
Xero Ltd. (e)	92	5
		770
Austria (0.1%)
BAWAG Group AG	81	16
Erste Group Bank AG	324	43
OMV AG	70	5
Raiffeisen Bank International AG	139	9
Verbund AG	32	2
		75
Belgium (0.2%)
Ageas SA	76	6
Anheuser-Busch InBev SA	503	42
Argenx SE (e)	31	29
D'ieteren Group	11	2
Elia Group SA	22	3
Financiere de Tubize SA	10	3
Groupe Bruxelles Lambert NV	41	4
KBC Ancora	23	2
KBC Group NV	253	34
	Shares	Value (000)

Sofina SA	8	$2
Syensqo SA	37	3
UCB SA	65	19
		149
Canada (1.8%)
Agnico Eagle Mines Ltd.	241	37
Alamos Gold, Inc., Class A	214	7
Alimentation Couche-Tard, Inc.	345	22
AltaGas Ltd.	150	6
ARC Resources Ltd.	278	6
AtkinsRealis Group, Inc.	80	5
Bank of Montreal	341	60
Bank of Nova Scotia	596	52
Barrick Mining Corp.	821	30
BCE, Inc.	36	1
Bombardier, Inc., Class B (e)	37	9
Brookfield Asset Management Ltd., Class A	194	9
Brookfield Corp.	979	42
Brookfield Renewable Corp.	66	2
CAE, Inc. (e)	148	4
Cameco Corp.	204	21
Canadian Imperial Bank of Commerce	448	52
Canadian National Railway Co.	251	30
Canadian Natural Resources Ltd.	1,022	40
Canadian Pacific Kansas City Ltd.	431	37
Canadian Tire Corp. Ltd., Class A	24	3
Canadian Utilities Ltd., Class A	66	2
CCL Industries, Inc., Class B	70	5
Celestica, Inc. (e)	55	20
Cenovus Energy, Inc.	693	17
CGI, Inc.	96	6
Constellation Software, Inc.	10	19
Descartes Systems Group, Inc. (e)	42	3
Dollarama, Inc.	132	17
Element Fleet Management Corp.	194	4
Emera, Inc.	147	8
Empire Co. Ltd., Class A	61	2
Enbridge, Inc.	1,048	57
Fairfax Financial Holdings Ltd.	10	16
First Quantum Minerals Ltd. (e)	345	9
FirstService Corp.	20	3
Fortis, Inc.	247	14
Franco-Nevada Corp.	94	20
George Weston Ltd.	83	6
GFL Environmental, Inc.	120	4
Gildan Activewear, Inc.	79	4
Great-West Lifeco, Inc.	133	8
Hydro One Ltd.	161	7
iA Financial Corp., Inc.	45	6
IGM Financial, Inc.	40	2
Imperial Oil Ltd.	82	9
Intact Financial Corp.	88	18
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Canada (cont'd)
Ivanhoe Mines Ltd., Class A (e)	380	$3
Keyera Corp.	111	4
Kinross Gold Corp.	588	14
Loblaw Cos. Ltd.	288	13
Lundin Gold, Inc.	52	3
Lundin Mining Corp.	329	8
LunR Royalties Corp. (e)	10	—@
Magna International, Inc.	127	8
Manulife Financial Corp.	808	33
Metro, Inc.	98	6
National Bank of Canada	189	30
Nutrien Ltd.	232	15
Open Text Corp.	123	3
Pan American Silver Corp.	205	9
Pembina Pipeline Corp.	282	13
Power Corp. of Canada	267	17
RB Global, Inc.	91	11
Restaurant Brands International, Inc.	159	12
Rogers Communications, Inc., Class B	179	6
Royal Bank of Canada	677	140
Saputo, Inc.	120	4
Shopify, Inc., Class A (e)	603	69
Stantec, Inc.	56	4
Sun Life Financial, Inc.	268	21
Suncor Energy, Inc.	588	32
TC Energy Corp.	499	33
Teck Resources Ltd., Class B	218	13
TELUS Corp.	247	3
TFI International, Inc.	38	5
Thomson Reuters Corp.	74	6
TMX Group Ltd.	134	4
Toromont Industries Ltd.	40	7
Toronto-Dominion Bank	815	99
Tourmaline Oil Corp.	178	7
Wheaton Precious Metals Corp.	220	25
Whitecap Resources, Inc.	602	6
WSP Global, Inc.	65	8
		1,455
China (0.0%)‡
China Common Rich Renewable Energy Investments Ltd. (e)(f)	18,000	—
Vnet Group, Inc. ADR (e)	108	1
		1
Denmark (0.2%)
AP Moller - Maersk AS Series B	4	10
Carlsberg AS Series B	47	6
Coloplast AS Series B	63	4
Danske Bank AS	329	18
Demant AS (e)	47	2
DSV AS	103	24
Genmab AS (e)	31	8
	Shares	Value (000)

Novo Nordisk AS, Class B	1,638	$79
Novonesis Novozymes B Series B	180	11
Orsted AS (e)	265	6
Pandora AS	40	5
Rockwool AS, Class B	48	1
Tryg AS	167	4
Vestas Wind Systems AS	494	14
		192
Finland (0.2%)
Elisa OYJ	73	3
Fortum OYJ	226	5
Kesko OYJ, Class B	137	3
Kone OYJ, Class B	174	10
Metso OYJ	332	6
Neste OYJ	215	7
Nokia OYJ	2,722	36
Nordea Bank Abp	3,504	66
Orion OYJ, Class B	55	5
Sampo OYJ, Class A	1,211	13
Stora Enso OYJ, Class R	293	3
UPM-Kymmene OYJ	263	7
Wartsila OYJ Abp	255	10
		174
France (1.5%)
Accor SA	93	5
Aeroports de Paris SA	17	2
Air Liquide SA	317	63
Airbus SE	298	66
Alstom SA (e)	166	3
Amundi SA	31	3
ArcelorMittal SA	216	13
AXA SA	832	42
Ayvens SA	176	2
BioMerieux	21	2
BNP Paribas SA	1,136	133
Bollore SE	356	2
Bouygues SA	96	5
Bureau Veritas SA	171	5
Capgemini SE	74	7
Carrefour SA	293	5
Cie de Saint-Gobain SA	221	20
Cie Generale des Etablissements Michelin SCA	326	13
Covivio SA REIT	28	2
Credit Agricole SA	1,186	24
Danone SA	324	26
Dassault Aviation SA	10	3
Dassault Systemes SE	336	7
Eiffage SA	34	5
Engie SA	923	29
EssilorLuxottica SA	152	29
Eurofins Scientific SE	60	5
Euronext NV	39	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
France (cont'd)
Gecina SA REIT	23	$2
Getlink SE	146	3
Hermes International SCA	16	29
Ipsen SA	19	4
Kering SA	38	11
Klepierre SA REIT	107	4
Legrand SA	131	22
L'Oreal SA	120	53
LVMH Moet Hennessy Louis Vuitton SE	126	70
Orange SA	929	17
Pernod Ricard SA	102	7
Publicis Groupe SA	114	11
Renault SA	97	3
Rexel SA	110	5
Safran SA	176	69
Sanofi SA	545	47
Sartorius Stedim Biotech	15	3
Schneider Electric SE	275	90
Societe Generale SA	811	72
Sodexo SA	44	3
STMicroelectronics NV	345	25
Thales SA	46	12
TotalEnergies SE	1,020	79
Unibail-Rodamco-Westfield REIT (e)	61	7
Veolia Environnement SA	315	13
Vinci SA	244	36
		1,224
Germany (1.4%)
adidas AG	85	18
Allianz SE (Registered)	190	90
BASF SE	451	24
Bayer AG (Registered)	489	27
Bayerische Motoren Werke AG	141	9
Bayerische Motoren Werke AG (Preference)	27	2
Beiersdorf AG	48	4
Brenntag SE	61	4
Commerzbank AG	767	33
Continental AG	55	5
CTS Eventim AG & Co. KGaA	31	2
Daimler Truck Holding AG	230	11
Delivery Hero SE (e)	98	4
Deutsche Bank AG (Registered)	2,016	68
Deutsche Boerse AG	93	25
Deutsche Lufthansa AG (Registered)	300	4
Deutsche Post AG (Registered)	460	28
Deutsche Telekom AG (Registered)	1,836	50
Dr. Ing hc F Porsche AG (Preference)	57	3
E.ON SE	1,122	23
Evonik Industries AG	128	2
Fresenius Medical Care AG	110	5
Fresenius SE & Co. KGaA	213	10
	Shares	Value (000)

GEA Group AG	73	$5
Hannover Rueck SE (Registered)	30	8
Heidelberg Materials AG	67	13
Henkel AG & Co. KGaA	52	4
Henkel AG & Co. KGaA (Preference)	80	7
Hensoldt AG	31	2
HOCHTIEF AG	8	5
Infineon Technologies AG	652	62
Knorr-Bremse AG	36	4
LEG Immobilien SE	38	2
Linde PLC	200	104
Mercedes-Benz Group AG (Registered)	359	18
Merck KGaA	65	11
MTU Aero Engines AG	27	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	65	36
Nemetschek SE	29	2
Porsche Automobil Holding SE (Preference)	76	2
Qiagen NV	104	4
Rational AG	3	2
Rheinmetall AG	23	26
RWE AG	314	20
SAP SE	520	80
Sartorius AG (Preference)	13	3
Scout24 SE	37	3
Siemens AG (Registered)	379	122
Siemens Energy AG	388	74
Siemens Healthineers AG	170	7
Symrise AG	67	7
Talanx AG	32	4
Volkswagen AG (Preference)	103	8
Vonovia SE	382	10
Zalando SE (e)	111	3
		1,120
Greece (0.1%)
Alpha Bank SA	2,113	10
Eurobank SA	3,393	16
National Bank of Greece SA	1,161	20
Piraeus Bank SA (e)	1,488	15
		61
Hong Kong (0.3%)
AIA Group Ltd.	5,913	54
BOC Hong Kong Holdings Ltd.	2,060	11
CK Asset Holdings Ltd.	1,078	6
CK Hutchison Holdings Ltd.	1,495	13
CK Infrastructure Holdings Ltd.	353	3
CLP Holdings Ltd.	919	9
Futu Holdings Ltd. ADR	32	3
Galaxy Entertainment Group Ltd.	1,103	4
Henderson Land Development Co. Ltd.	823	3
HKT Trust & HKT Ltd.	2,112	3
Hong Kong & China Gas Co. Ltd.	6,276	5
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Hong Kong (cont'd)
Hong Kong Exchanges & Clearing Ltd.	677	$31
Hongkong Land Holdings Ltd.	609	4
Jardine Matheson Holdings Ltd.	91	6
Link REIT	1,519	7
MTR Corp. Ltd.	868	3
Power Assets Holdings Ltd.	775	6
Sands China Ltd.	1,355	2
Sino Land Co. Ltd.	2,074	3
SITC International Holdings Co. Ltd.	745	3
Sun Hung Kai Properties Ltd.	808	12
Swire Pacific Ltd., Class A	195	2
Techtronic Industries Co. Ltd.	817	14
WH Group Ltd.	4,684	5
Wharf Holdings Ltd.	599	1
Wharf Real Estate Investment Co. Ltd.	934	2
		215
Ireland (0.1%)
AIB Group PLC	2,308	27
Bank of Ireland Group PLC	1,017	20
Kerry Group PLC, Class A	81	8
Kingspan Group PLC	77	7
Ryanair Holdings PLC	424	13
		75
Israel (0.2%)
Azrieli Group Ltd.	21	3
Bank Hapoalim BM	626	14
Bank Leumi Le-Israel BM	742	17
Check Point Software Technologies Ltd. (e)	43	6
CyberArk Software Ltd. (e)	29	1
Elbit Systems Ltd.	14	11
ICL Group Ltd.	388	2
Israel Discount Bank Ltd., Class A	613	6
Mizrahi Tefahot Bank Ltd.	78	5
Monday.com Ltd. (e)	22	2
Nice Ltd. (e)	31	3
Nova Ltd. (e)	15	8
Phoenix Financial Ltd.	114	6
Teva Pharmaceutical Industries Ltd. ADR (e)	574	19
Tower Semiconductor Ltd. (e)	125	32
		135
Italy (0.7%)
Banca Generali SpA	36	3
Banca Mediolanum SpA	112	3
Banca Monte dei Paschi di Siena SpA	2,379	29
Banco BPM SpA	1,213	21
BPER Banca SpA	1,646	26
Buzzi SpA	38	2
Davide Campari-Milano NV	309	2
Enel SpA	4,082	47
Eni SpA	1,048	25
	Shares	Value (000)

Ferrari NV (Euronext NV)	64	$24
FinecoBank Banca Fineco SpA	676	17
Generali	426	21
Intesa Sanpaolo SpA	16,254	112
Italgas SpA	304	3
Leonardo SpA	201	11
Moncler SpA	118	7
Poste Italiane SpA	227	7
Prysmian SpA	141	24
Recordati Industria Chimica e Farmaceutica SpA	58	3
Snam SpA	1,013	7
Stellantis NV (e)	1,014	6
Telecom Italia SpA (e)	875	8
Tenaris SA	191	5
Terna - Rete Elettrica Nazionale	707	8
UniCredit SpA	1,563	140
Unipol Assicurazioni SpA	180	5
		566
Netherlands (1.0%)
ABN AMRO Bank NV CVA	624	27
Adyen NV (e)	16	15
Aegon Ltd.	622	5
AerCap Holdings NV	84	12
Akzo Nobel NV	86	6
ASM International NV	24	28
ASML Holding NV	196	388
ASR Nederland NV	78	6
Basic-Fit NV (e)	788	29
BE Semiconductor Industries NV	37	12
Coca-Cola Europacific Partners PLC	104	10
CSG NV (e)	100	2
CVC Capital Partners PLC	107	2
DSM-Firmenich AG	87	8
EXOR NV	47	4
Heineken Holding NV	64	5
Heineken NV	143	12
ING Groep NV	3,174	100
InPost SA (e)	125	2
JDE Peet's NV	86	3
Koninklijke Ahold Delhaize NV	445	18
Koninklijke KPN NV	1,908	9
Koninklijke Philips NV	388	11
Magnum Ice Cream Co. NV (e)	246	4
Nebius Group NV, Class A (e)	107	30
NN Group NV	130	11
Prosus NV (e)	646	28
Randstad NV	56	2
Universal Music Group NV	554	12
Wolters Kluwer NV	114	7
		808
New Zealand (0.0%)‡
Auckland International Airport Ltd.	723	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
New Zealand (cont'd)
Contact Energy Ltd.	372	$2
Fisher & Paykel Healthcare Corp. Ltd.	250	6
Infratil Ltd.	389	3
Meridian Energy Ltd.	557	2
		16
Norway (0.1%)
Aker BP ASA	162	5
DNB Bank ASA	434	13
Equinor ASA	391	12
Gjensidige Forsikring ASA	98	3
Kongsberg Gruppen ASA	216	6
Kongsberg Maritime AS (e)	216	1
Mowi ASA	232	4
Norsk Hydro ASA	695	6
Orkla ASA	344	4
Salmar ASA	33	2
Telenor ASA	305	4
Yara International ASA	82	4
		64
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	8,786	10
EDP Renewables SA	162	3
EDP SA	1,586	8
Galp Energia SGPS SA	215	5
Jeronimo Martins SGPS SA	143	3
		29
Singapore (0.2%)
CapitaLand Ascendas REIT	2,139	4
CapitaLand Integrated Commercial Trust REIT (e)	3,347	6
CapitaLand Investment Ltd.	1,278	2
DBS Group Holdings Ltd.	1,157	59
Grab Holdings Ltd., Class A (e)	1,318	5
Keppel Ltd.	793	7
Keppel REIT REIT	88	—@
Oversea-Chinese Banking Corp. Ltd.	1,855	36
Sea Ltd. ADR (e)	212	20
Sembcorp Industries Ltd.	488	2
Singapore Airlines Ltd.	857	5
Singapore Exchange Ltd.	467	9
Singapore Technologies Engineering Ltd.	850	7
Singapore Telecommunications Ltd.	4,078	14
United Overseas Bank Ltd.	685	21
Wilmar International Ltd.	1,060	3
Yangzijiang Shipbuilding Holdings Ltd.	1,416	4
		204
South Africa (0.0%)‡
Valterra Platinum Ltd.	79	5
	Shares	Value (000)
Spain (0.8%)
Acciona SA	12	$4
ACS Actividades de Construccion y Servicios SA	87	13
Aena SME SA	372	11
Amadeus IT Group SA	225	13
Banco Bilbao Vizcaya Argentaria SA	6,082	153
Banco de Sabadell SA	5,437	19
Banco Santander SA	15,964	222
Bankinter SA	716	12
CaixaBank SA	3,921	56
Cellnex Telecom SA (e)	235	7
Endesa SA	158	7
Ferrovial NV	254	17
Grifols SA	149	2
Iberdrola SA	3,208	80
Indra Sistemas SA	39	2
Industria de Diseno Textil SA	545	34
International Consolidated Airlines Group SA	584	4
Mapfre SA	455	2
Naturgy Energy Group SA	133	4
Redeia Corp. SA	201	4
Repsol SA	564	14
Telefonica SA	1,823	7
Unicaja Banco SA	662	2
		689
Sweden (0.5%)
AddTech AB, Class B	130	5
Alfa Laval AB	144	9
Assa Abloy AB, Class B	494	17
Atlas Copco AB, Class A	2,106	41
Beijer Ref AB	203	3
Boliden AB	138	8
Epiroc AB, Class A	511	13
EQT AB	245	7
Essity AB, Class B	299	8
Evolution AB (e)	66	4
Fastighets AB Balder, Class B (e)	353	2
H & M Hennes & Mauritz AB, Class B	241	4
Hexagon AB, Class B	1,029	8
Holmen AB, Class B	35	1
Industrivarden AB, Class A	130	7
Indutrade AB	135	3
Investment AB Latour, Class B	73	1
Investor AB, Class B	902	37
L E Lundbergforetagen AB, Class B	37	2
Lifco AB, Class B	115	4
Nibe Industrier AB, Class B	747	3
Norion Bank AB (e)	27	—@
Octave Intelligence PLC (e)	102	2
Saab AB, Class B	160	8
Sagax AB, Class B	109	2
Sandvik AB	522	22
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Sweden (cont'd)
Securitas AB, Class B	243	$4
Sinch AB (e)	732	3
Skandinaviska Enskilda Banken AB, Class A	745	15
Skanska AB, Class B	167	4
SKF AB, Class B	166	4
Spotify Technology SA (e)	78	36
Svenska Cellulosa AB SCA, Class B	302	3
Svenska Handelsbanken AB, Class A	716	10
Swedbank AB, Class A	416	16
Swedish Orphan Biovitrum AB (e)	99	5
Tele2 AB, Class B	270	5
Telefonaktiebolaget LM Ericsson, Class B	1,392	16
Telia Co. AB	1,167	6
Trelleborg AB, Class B	100	4
Verisure PLC (e)	127	1
Volvo AB, Class B	785	27
		380
Switzerland (1.2%)
ABB Ltd. (Registered)	779	85
Alcon AG	251	17
Avolta AG (Registered) (e)	44	3
Banque Cantonale Vaudoise (Registered)	15	2
Barry Callebaut AG (Registered)	2	3
Belimo Holding AG (Registered)	5	6
BKW AG	11	2
Cie Financiere Richemont SA, Class A (Registered)	270	62
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG (e)	92	21
Geberit AG (Registered)	17	11
Givaudan SA (Registered)	5	21
Helvetia Baloise Holding AG (Registered)	39	10
Holcim AG (e)	256	23
Julius Baer Group Ltd.	103	9
Kuehne & Nagel International AG (Registered)	24	6
Logitech International SA (Registered)	76	7
Lonza Group AG (Registered)	35	24
Nestle SA (Registered)	1,281	131
Novartis AG (Registered)	943	147
Partners Group Holding AG	11	9
Roche Holding AG	365	150
Sandoz Group AG	206	19
Schindler Holding AG	20	7
Schindler Holding AG (Registered)	12	4
SGS SA (Registered)	82	10
Sika AG (Registered) (e)	76	16
Sonova Holding AG (Registered)	25	6
Straumann Holding AG (Registered)	56	7
Swatch Group AG	14	3
Swiss Life Holding AG (Registered)	14	15
Swiss Prime Site AG (Registered) (e)	40	7
	Shares	Value (000)

Swiss Re AG	148	$24
Swisscom AG (Registered)	13	10
UBS Group AG (Registered)	1,543	76
VAT Group AG	14	12
Zurich Insurance Group AG	73	54
		1,022
United Kingdom (2.1%)
3i Group PLC	539	18
Admiral Group PLC	141	7
Airtel Africa PLC	505	2
Anglo American PLC	601	29
Antofagasta PLC	210	11
Associated British Foods PLC	172	5
AstraZeneca PLC	846	158
Autotrader Group PLC	456	3
Aviva PLC	1,653	14
BAE Systems PLC	1,600	39
Barclays PLC	7,503	50
Barratt Redrow PLC	724	3
BP PLC	8,629	53
British American Tobacco PLC	1,190	74
BT Group PLC	3,204	8
Bunzl PLC	174	6
Centrica PLC	2,506	6
Coca-Cola HBC AG (e)	118	8
Compass Group PLC	921	30
Diageo PLC	1,205	24
Endeavour Mining PLC	103	5
Entain PLC	329	2
Evraz PLC (e)(f)	464	—
Experian PLC	495	17
Fresnillo PLC	118	4
Glencore PLC (e)	5,377	37
GSK PLC	2,215	58
Haleon PLC	4,845	22
Halma PLC	206	11
HSBC Holdings PLC	9,353	177
Imperial Brands PLC	409	15
Informa PLC	703	8
InterContinental Hotels Group PLC	79	14
Intertek Group PLC	83	6
J Sainsbury PLC	926	4
JD Sports Fashion PLC	1,323	1
Kingfisher PLC	913	3
Land Securities Group PLC REIT	380	3
Legal & General Group PLC	3,081	12
Lloyds Banking Group PLC	31,828	47
London Stock Exchange Group PLC	246	27
M&G PLC	1,242	6
Marks & Spencer Group PLC	1,100	5
Melrose Industries PLC	678	4
National Grid PLC	2,706	45

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United Kingdom (cont'd)
NatWest Group PLC	4,347	$38
Next PLC	63	12
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	307	5
Prudential PLC	1,381	18
Reckitt Benckiser Group PLC	347	23
RELX PLC	984	31
Rentokil Initial PLC	1,371	8
Rio Tinto PLC	610	58
Rolls-Royce Holdings PLC	4,578	88
Sage Group PLC	513	6
Schroders PLC	395	3
Segro PLC REIT	697	8
Severn Trent PLC	147	6
Shell PLC	3,126	121
Smith & Nephew PLC	441	6
Smiths Group PLC	172	6
Spirax Group PLC	40	4
SSE PLC	652	21
Standard Chartered PLC	1,040	28
Standard Life PLC	383	4
Sunbelt Rentals Holdings, Inc.	227	17
Tesco PLC	3,414	21
Unilever PLC	1,186	71
United Utilities Group PLC	370	6
Vodafone Group PLC	10,086	13
Whitbread PLC	92	3
Wise Group PLC, Class A (e)	363	4
		1,710
United States (35.8%)
3M Co.	224	36
A10 Networks, Inc.	386	14
Abbott Laboratories	753	68
AbbVie, Inc.	729	183
Accenture PLC, Class A	267	33
Adobe, Inc. (e)	180	37
Advanced Micro Devices, Inc. (e)	678	394
AECOM	55	4
Affirm Holdings, Inc. (e)	118	10
Aflac, Inc.	220	26
Agilent Technologies, Inc.	118	16
Air Products & Chemicals, Inc.	97	28
Airbnb, Inc., Class A (e)	185	26
Akamai Technologies, Inc. (e)	202	24
Allegion PLC	37	5
Alliant Energy Corp.	110	8
Allstate Corp.	110	26
Alnylam Pharmaceuticals, Inc. (e)	55	17
Alphabet, Inc., Class A	4,287	1,524
Altria Group, Inc.	684	49
Amazon.com, Inc. (e)	4,215	1,005
	Shares	Value (000)

Amcor PLC	196	$9
Ameren Corp.	115	13
American Electric Power Co., Inc.	226	31
American Express Co.	232	78
American International Group, Inc.	230	17
American Tower Corp. REIT	197	32
American Water Works Co., Inc.	83	11
Ameriprise Financial, Inc.	40	18
AMETEK, Inc.	96	23
Amgen, Inc.	224	81
Amphenol Corp., Class A	533	94
Amrize Ltd. (e)	214	11
Analog Devices, Inc.	204	81
Annaly Capital Management, Inc. REIT	288	6
Aon PLC, Class A	91	30
Apollo Global Management, Inc.	178	21
Apple, Inc.	6,264	1,813
Applied Materials, Inc.	334	241
AppLovin Corp., Class A (e)	100	52
Aptiv PLC (e)	90	6
Arch Capital Group Ltd. (e)	153	15
Archer-Daniels-Midland Co.	203	16
ARES Management Corp., Class A	89	10
Arista Networks, Inc. (e)	588	100
Arthur J Gallagher & Co.	114	26
AST SpaceMobile, Inc. (e)	93	8
Astera Labs, Inc. (e)	58	28
AT&T, Inc.	2,991	62
Atlassian Corp., Class A (e)	75	6
Atmos Energy Corp.	69	12
Autodesk, Inc. (e)	91	18
Automatic Data Processing, Inc.	175	39
AutoZone, Inc. (e)	7	22
AvalonBay Communities, Inc. REIT	61	12
Avery Dennison Corp.	33	5
Axon Enterprise, Inc. (e)	32	18
Baker Hughes Co.	420	23
Ball Corp.	109	7
Bandwidth, Inc., Class A (e)	302	19
Bank of America Corp.	2,910	166
Bank of New York Mellon Corp.	292	42
Becton Dickinson & Co.	120	18
Berkshire Hathaway, Inc., Class B (e)	592	296
Best Buy Co., Inc.	84	6
Biogen, Inc. (e)	64	14
Blackrock, Inc.	62	60
Blackstone, Inc.	303	36
Block, Inc., Class A (e)	233	18
Bloom Energy Corp., Class A (e)	102	31
Boeing Co. (e)	329	71
Booking Holdings, Inc.	357	64
Boston Scientific Corp. (e)	638	27
Bristol-Myers Squibb Co.	837	48
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Broadcom, Inc.	1,897	$717
Broadridge Financial Solutions, Inc.	53	7
Brown & Brown, Inc.	129	8
Builders FirstSource, Inc. (e)	51	5
Bunge Global SA	56	6
Burlington Stores, Inc. (e)	27	9
Cadence Design Systems, Inc. (e)	119	45
Capital One Financial Corp.	272	55
Cardinal Health, Inc.	109	26
Carlisle Cos., Inc.	18	7
Carlyle Group, Inc.	96	4
Carnival Corp. Ltd.	458	13
Carrier Global Corp.	294	22
Carvana Co. (e)	300	20
Casey's General Stores, Inc.	15	12
Caterpillar, Inc.	182	194
Cboe Global Markets, Inc.	45	11
CBRE Group, Inc., Class A (e)	128	17
CDW Corp.	56	8
Cencora, Inc.	81	23
Centene Corp. (e)	2,619	168
CenterPoint Energy, Inc.	278	12
CF Industries Holdings, Inc.	68	7
CH Robinson Worldwide, Inc.	52	10
Charles Schwab Corp.	719	66
Charter Communications, Inc., Class A (e)	35	5
Cheniere Energy, Inc.	92	22
Chevron Corp.	816	135
Chipotle Mexican Grill, Inc. (e)	546	19
Chubb Ltd.	159	54
Church & Dwight Co., Inc.	103	10
Ciena Corp. (e)	131	64
Cigna Group	731	202
Cincinnati Financial Corp.	67	12
Cintas Corp.	154	26
Circle Internet Group, Inc. (e)	117	7
Cisco Systems, Inc.	1,863	219
Citigroup, Inc.	763	107
Citizens Financial Group, Inc.	184	13
Clorox Co.	52	5
Cloudflare, Inc., Class A (e)	299	73
CME Group, Inc.	155	34
CMS Energy Corp.	129	10
CNH Industrial NV	346	4
Coca-Cola Co.	1,764	143
Coeur Mining, Inc.	435	7
Cognizant Technology Solutions Corp., Class A	215	8
Coherent Corp. (e)	67	26
Coinbase Global, Inc., Class A (e)	90	13
Colgate-Palmolive Co.	326	30
Comcast Corp., Class A	1,550	38
Comfort Systems USA, Inc.	14	28
	Shares	Value (000)

ConocoPhillips	533	$55
Consolidated Edison, Inc.	153	17
Constellation Brands, Inc., Class A	61	8
Constellation Energy Corp.	126	31
Cooper Cos., Inc. (e)	82	6
Copart, Inc. (e)	395	11
Corebridge Financial, Inc.	118	3
CoreWeave, Inc., Class A (e)	99	10
Corning, Inc.	336	86
Corpay, Inc. (e)	29	10
Corteva, Inc.	284	24
CoStar Group, Inc. (e)	181	5
Costco Wholesale Corp.	188	176
Credo Technology Group Holding Ltd. (e)	70	19
CRH PLC	278	30
Crowdstrike Holdings, Inc., Class A (e)	126	96
Crown Castle, Inc. REIT	182	14
CSX Corp.	794	38
Cummins, Inc.	56	40
Curtiss-Wright Corp.	15	11
CVS Health Corp.	2,356	244
Danaher Corp.	271	52
Darden Restaurants, Inc.	49	10
Datadog, Inc., Class A (e)	218	57
Deckers Outdoor Corp. (e)	62	6
Deere & Co.	104	66
Dell Technologies, Inc., Class C	136	59
Delta Air Lines, Inc.	68	6
Devon Energy Corp.	484	20
Dexcom, Inc. (e)	164	11
Diamondback Energy, Inc.	80	14
Dick's Sporting Goods, Inc.	28	6
Digital Realty Trust, Inc. REIT	152	27
DigitalOcean Holdings, Inc. (e)	42	7
Docusign, Inc. (e)	305	14
Dollar General Corp.	94	11
Dollar Tree, Inc. (e)	80	10
Dominion Energy, Inc.	359	25
Domino's Pizza, Inc.	14	4
DoorDash, Inc., Class A (e)	165	30
Dover Corp.	58	13
Dow, Inc.	302	8
Dr. Horton, Inc.	111	18
DraftKings, Inc., Class A (e)	193	5
DTE Energy Co.	88	13
Duke Energy Corp.	329	42
DuPont de Nemours, Inc.	58	8
Dynatrace, Inc. (e)	385	17
Eaton Corp. PLC	160	68
eBay, Inc.	197	22
EchoStar Corp., Class A (e)	59	6
Ecolab, Inc.	108	30
Edison International	161	12

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Edwards Lifesciences Corp. (e)	246	$22
Elastic NV (e)	177	10
Electronic Arts, Inc.	102	21
Elevance Health, Inc.	667	258
Eli Lilly & Co.	315	378
EMCOR Group, Inc.	18	15
Emerson Electric Co.	234	34
Entegris, Inc.	68	12
Entergy Corp.	190	22
EOG Resources, Inc.	231	30
EQT Corp.	263	14
Equifax, Inc.	52	8
Equinix, Inc. REIT	48	50
Equitable Holdings, Inc.	120	5
Equity Residential REIT	155	11
Erie Indemnity Co., Class A	11	3
Essex Property Trust, Inc. REIT	28	8
Estee Lauder Cos., Inc., Class A	104	8
Everest Group Ltd.	18	6
Evergy, Inc.	97	8
Everpure, Inc., Class A (e)	133	10
Eversource Energy	158	11
Exelon Corp.	432	20
Expand Energy Corp.	101	9
Expedia Group, Inc.	50	13
Expeditors International of Washington, Inc.	58	9
Extra Space Storage, Inc. REIT	90	13
Exxon Mobil Corp.	1,805	247
F5, Inc. (e)	90	37
Fair Isaac Corp. (e)	11	13
Fastenal Co.	485	23
Fastly, Inc., Class A (e)	977	18
FedEx Corp.	95	30
Fedex Freight Holding Co., Inc. (e)	47	7
Ferguson Enterprises, Inc.	81	19
Fidelity National Financial, Inc.	110	5
Fidelity National Information Services, Inc.	222	9
Fifth Third Bancorp	379	21
First Citizens BancShares, Inc., Class A	4	8
First Solar, Inc. (e)	42	10
FirstEnergy Corp.	234	11
Fiserv, Inc. (e)	230	11
Flex Ltd. (e)	158	26
Flutter Entertainment PLC (e)	72	7
Ford Motor Co.	1,733	24
Fortinet, Inc. (e)	353	54
Fortive Corp.	148	9
Fox Corp., Class A	154	8
Freeport-McMoRan, Inc.	609	38
FTAI Aviation Ltd.	38	10
Gaming & Leisure Properties, Inc. REIT	121	5
Garmin Ltd.	71	17
	Shares	Value (000)

Gartner, Inc. (e)	31	$4
GE HealthCare Technologies, Inc.	194	12
GE Vernova, Inc.	114	134
Gen Digital, Inc.	223	6
General Dynamics Corp.	98	35
General Electric Co.	442	165
General Mills, Inc.	225	8
General Motors Co.	401	31
Genuine Parts Co.	58	7
Gilead Sciences, Inc.	520	66
Global Payments, Inc.	102	7
GoDaddy, Inc., Class A (e)	58	5
Goldman Sachs Group, Inc.	126	127
Graco, Inc.	71	5
Halliburton Co.	358	12
Hartford Insurance Group, Inc.	119	16
HCA Healthcare, Inc.	69	27
Healthpeak Properties, Inc. REIT	295	6
HEICO Corp.	51	15
Hershey Co.	65	11
Hewlett Packard Enterprise Co.	778	35
Hilton Worldwide Holdings, Inc.	97	32
Home Depot, Inc.	421	148
Honeywell Aerospace, Inc. (e)	134	30
Honeywell International, Inc.	134	30
Hormel Foods Corp.	127	3
Howmet Aerospace, Inc.	160	43
HP, Inc.	384	8
Hubbell, Inc.	24	13
HubSpot, Inc. (e)	22	4
Humana, Inc.	577	229
Huntington Bancshares, Inc.	853	15
Hyatt Hotels Corp., Class A	17	3
IDEX Corp.	32	7
IDEXX Laboratories, Inc. (e)	34	18
Illinois Tool Works, Inc.	122	33
Illumina, Inc. (e)	62	11
Incyte Corp. (e)	72	8
Ingersoll Rand, Inc.	165	14
Insmed, Inc. (e)	91	10
Insulet Corp. (e)	29	4
Intel Corp. (e)	1,965	274
Interactive Brokers Group, Inc., Class A	186	16
Intercontinental Exchange, Inc.	241	30
International Business Machines Corp.	410	115
International Flavors & Fragrances, Inc.	108	9
International Paper Co.	234	9
Intuit, Inc.	122	32
Intuitive Surgical, Inc. (e)	152	60
Invitation Homes, Inc. REIT	239	7
IonQ, Inc. (e)	120	6
IQVIA Holdings, Inc. (e)	72	14
IREN Ltd. (e)	138	6
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Iron Mountain, Inc. REIT	117	$15
Jabil, Inc.	45	17
Jack Henry & Associates, Inc.	31	4
Jacobs Solutions, Inc.	50	6
JB Hunt Transport Services, Inc.	33	10
Johnson & Johnson	1,023	260
Johnson Controls International PLC	256	37
JPMorgan Chase & Co.	1,153	377
Kenvue, Inc.	813	16
Keurig Dr. Pepper, Inc.	547	18
KeyCorp	389	9
Keysight Technologies, Inc. (e)	72	25
Kimberly-Clark Corp.	140	15
Kimco Realty Corp. REIT	292	7
Kinder Morgan, Inc.	836	27
KKR & Co., Inc.	256	24
KLA Corp.	590	178
Kraft Heinz Co.	378	9
Kroger Co.	254	14
L3Harris Technologies, Inc.	81	24
Labcorp Holdings, Inc.	35	10
Lam Research Corp.	525	228
Las Vegas Sands Corp.	129	6
Leidos Holdings, Inc.	51	5
Lennar Corp., Class A	87	8
Lennox International, Inc.	13	7
Liberty Media Corp.-Liberty Formula One, Class C (e)	91	9
Live Nation Entertainment, Inc. (e)	69	13
Lockheed Martin Corp.	89	45
Loews Corp.	75	9
Lowe's Cos., Inc.	238	52
LPL Financial Holdings, Inc.	34	10
Lululemon Athletica, Inc. (e)	46	5
Lumentum Holdings, Inc. (e)	30	26
LyondellBasell Industries NV, Class A	109	6
M&T Bank Corp.	65	15
Marathon Petroleum Corp.	127	32
Markel Group, Inc. (e)	5	10
Marriott International, Inc., Class A	96	36
Marsh & McLennan Cos., Inc.	215	36
Martin Marietta Materials, Inc.	26	15
Marvell Technology, Inc.	346	103
Masco Corp.	88	7
Mastercard, Inc., Class A	386	198
McCormick & Co., Inc.	109	6
McDonald's Corp.	302	82
McKesson Corp.	54	41
Medtronic PLC	544	43
MercadoLibre, Inc. (e)	19	32
Merck & Co., Inc.	1,069	137
Meta Platforms, Inc., Class A	1,029	580
	Shares	Value (000)

MetLife, Inc.	237	$20
Mettler-Toledo International, Inc. (e)	9	12
Microchip Technology, Inc.	228	21
Micron Technology, Inc.	493	569
Microsoft Corp.	3,200	1,194
Mid-America Apartment Communities, Inc. REIT	51	7
Molina Healthcare, Inc. (e)	599	137
Mondelez International, Inc., Class A	552	32
MongoDB, Inc. (e)	63	21
Monolithic Power Systems, Inc.	20	28
Monster Beverage Corp. (e)	314	30
Moody's Corp.	69	31
Motorola Solutions, Inc.	70	29
MSCI, Inc.	33	18
Nasdaq, Inc.	195	15
Natera, Inc. (e)	54	15
NetApp, Inc.	83	13
Netflix, Inc. (e)	1,798	128
Neurocrine Biosciences, Inc. (e)	42	7
Newmont Corp.	455	43
News Corp., Class A	159	4
NextEra Energy, Inc.	861	76
NIKE, Inc., Class B	514	21
NiSource, Inc.	204	10
Nordson Corp.	23	7
Norfolk Southern Corp.	96	30
Northern Trust Corp.	80	14
Northrop Grumman Corp.	58	30
NRG Energy, Inc.	84	12
Nucor Corp.	97	22
NVIDIA Corp.	10,899	2,180
NVR, Inc. (e)	1	7
NXP Semiconductors NV	109	31
Occidental Petroleum Corp.	320	16
Oklo, Inc. (e)	44	2
Okta, Inc. (e)	74	10
Old Dominion Freight Line, Inc.	80	17
Omnicom Group, Inc.	133	10
ON Semiconductor Corp. (e)	169	16
ONEOK, Inc.	262	23
Oracle Corp.	746	109
O'Reilly Automotive, Inc. (e)	337	31
Otis Worldwide Corp.	166	12
PACCAR, Inc.	223	27
Packaging Corp. of America	39	9
Palantir Technologies, Inc., Class A (e)	975	114
Palo Alto Networks, Inc. (e)	501	171
Parker-Hannifin Corp.	57	56
Paychex, Inc.	139	14
PayPal Holdings, Inc.	470	20
Pentair PLC	70	5
PepsiCo, Inc.	579	78
Pfizer, Inc.	2,397	58

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
PG&E Corp.	928	$16
Philip Morris International, Inc.	660	119
Phillips 66	169	29
Pinnacle Financial Partners, Inc.	64	6
Pinterest, Inc., Class A (e)	259	5
PNC Financial Services Group, Inc.	164	40
PPG Industries, Inc.	93	11
PPL Corp.	314	11
Principal Financial Group, Inc.	93	10
Procter & Gamble Co.	1,001	147
Progressive Corp.	252	55
Prologis, Inc. REIT	391	53
Prudential Financial, Inc.	148	16
PTC, Inc. (e)	52	6
Public Service Enterprise Group, Inc.	211	17
Public Storage REIT	66	21
PulteGroup, Inc.	82	11
Qnity Electronics, Inc.	91	15
QUALCOMM, Inc.	394	73
Quanta Services, Inc.	57	41
Quest Diagnostics, Inc.	47	10
Raymond James Financial, Inc.	79	12
Realty Income Corp. REIT	393	24
Reddit, Inc., Class A (e)	44	8
Regency Centers Corp. REIT	76	6
Regeneron Pharmaceuticals, Inc.	43	27
Regions Financial Corp.	370	11
Reliance, Inc.	22	8
Republic Services, Inc.	93	20
ResMed, Inc.	62	12
Revolution Medicines, Inc. (e)	69	13
Rivian Automotive, Inc., Class A (e)	336	6
Robinhood Markets, Inc., Class A (e)	313	31
ROBLOX Corp., Class A (e)	255	14
Rocket Cos., Inc., Class A (e)	382	6
Rocket Lab Corp. (e)	195	20
Rockwell Automation, Inc.	47	23
Rollins, Inc.	125	5
Roper Technologies, Inc.	46	16
Ross Stores, Inc.	137	29
Royal Caribbean Cruises Ltd.	104	33
Royalty Pharma PLC, Class A	172	10
RPM International, Inc.	54	6
RTX Corp.	567	108
S&P Global, Inc.	134	55
SailPoint, Inc. (e)	1,683	25
Salesforce, Inc.	413	65
Samsara, Inc., Class A (e)	152	5
SBA Communications Corp. REIT	44	8
Seagate Technology Holdings PLC	93	90
Sempra	275	26
ServiceNow, Inc. (e)	452	45
	Shares	Value (000)

Sherwin-Williams Co.	100	$34
Simon Property Group, Inc. REIT	138	31
SLB Ltd.	630	29
Smurfit Westrock PLC	235	11
Snap, Inc., Class A (e)	458	2
Snap-on, Inc.	22	9
Snowflake, Inc., Class A (e)	204	52
SoFi Technologies, Inc. (e)	522	9
Solventum Corp. (e)	66	5
Southern Co.	461	44
Space Exploration Technologies Corp., Class A (e)	414	71
SS&C Technologies Holdings, Inc.	95	6
Starbucks Corp.	491	50
State Street Corp.	118	20
Steel Dynamics, Inc.	58	13
STERIS PLC	41	9
Strategy, Inc., Class A (e)	107	9
Stryker Corp.	147	46
Sun Communities, Inc. REIT	53	6
Super Micro Computer, Inc. (e)	222	7
Synchrony Financial	153	12
Synopsys, Inc. (e)	82	37
Sysco Corp.	203	17
T. Rowe Price Group, Inc.	92	10
Take-Two Interactive Software, Inc. (e)	80	20
Tapestry, Inc.	86	13
Targa Resources Corp.	89	24
Target Corp.	193	25
TE Connectivity PLC	125	25
Teledyne Technologies, Inc. (e)	20	13
Teradyne, Inc.	59	29
Tesla, Inc. (e)	1,194	502
Texas Instruments, Inc.	379	113
Texas Pacific Land Corp.	25	11
Textron, Inc.	72	7
Thermo Fisher Scientific, Inc.	158	79
TJX Cos., Inc.	476	72
T-Mobile U.S., Inc.	217	36
Toast, Inc., Class A (e)	199	6
Tractor Supply Co.	227	7
Trade Desk, Inc., Class A (e)	194	4
Tradeweb Markets, Inc., Class A	52	5
Trane Technologies PLC	91	45
TransDigm Group, Inc.	24	32
TransUnion	84	6
Travelers Cos., Inc.	95	31
Trimble, Inc. (e)	101	5
Truist Financial Corp.	542	27
Twilio, Inc., Class A (e)	148	31
Tyler Technologies, Inc. (e)	19	6
Tyson Foods, Inc., Class A	120	7
U.S. Bancorp	663	40
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Uber Technologies, Inc. (e)	853	$62
UDR, Inc. REIT	135	5
Ulta Beauty, Inc. (e)	19	9
Union Pacific Corp.	253	69
United Airlines Holdings, Inc. (e)	34	5
United Parcel Service, Inc., Class B	314	34
United Rentals, Inc.	27	31
United Therapeutics Corp. (e)	17	9
UnitedHealth Group, Inc.	972	404
Universal Health Services, Inc., Class B	24	4
Valero Energy Corp.	131	34
Veeva Systems, Inc., Class A (e)	68	12
Ventas, Inc. REIT	201	18
Veralto Corp.	107	9
VeriSign, Inc.	96	24
Verisk Analytics, Inc.	61	11
Verizon Communications, Inc.	1,767	75
Vertex Pharmaceuticals, Inc. (e)	108	54
Vertiv Holdings Co., Class A	148	50
VICI Properties, Inc. REIT	457	12
Visa, Inc., Class A	750	257
Vistra Corp.	141	22
Vulcan Materials Co.	56	17
W.R. Berkley Corp.	107	8
Walmart, Inc.	1,830	207
Walt Disney Co.	756	73
Warner Bros Discovery, Inc. (e)	1,010	27
Waste Connections, Inc.	109	18
Waste Management, Inc.	171	38
Waters Corp. (e)	40	15
Watsco, Inc.	15	6
WEC Energy Group, Inc.	138	16
Wells Fargo & Co.	1,340	111
Welltower, Inc. REIT	290	66
West Pharmaceutical Services, Inc.	31	11
Western Digital Corp.	140	89
Westinghouse Air Brake Technologies Corp.	71	19
Weyerhaeuser Co. REIT	306	7
Williams Cos., Inc.	505	38
Williams-Sonoma, Inc.	51	12
Willis Towers Watson PLC	47	12
Workday, Inc., Class A (e)	92	11
WP Carey, Inc. REIT	93	7
WW Grainger, Inc.	19	26
Xcel Energy, Inc.	246	20
Xylem, Inc.	103	12
Yum! Brands, Inc.	120	19
Zebra Technologies Corp., Class A (e)	21	6
Zillow Group, Inc., Class C (e)	71	2
Zimmer Biomet Holdings, Inc.	83	7
Zoetis, Inc.	188	14
	Shares	Value (000)

Zoom Communications, Inc., Class A (e)	107	$9
Zscaler, Inc. (e)	246	35
		29,534
Total Common Stocks (Cost $25,868)		40,673

	No. of Rights
Rights (0.0%)‡
Spain (0.0%)‡
ACS Actividades de Construccion y Servicios SA, expires 7/16/26 (e)	87	—@
United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28 (e)(f)(g)	14	—@
Hologic, Inc., CVR expires 9/27/27 (e)(f)(g)	99	—@
		— @
Total Rights (Cost $—@)		—@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (e)(f) (Cost $—)	16	—

Shares
Short-Term Investment (8.0%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.56% (See Note H) (Cost $6,605)	6,604,723	6,605
Total Investments (99.5%) (Cost $68,353) (h)(i)(j)		82,014
Other Assets in Excess of Liabilities (0.5%)		373
Net Assets (100.0%)		$82,387
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
@	Value is less than $500.
(a)	All or a portion of the security is subject to delayed delivery.
(b)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments.
Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These
securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
(d)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2026.

(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)	Total market value of the restricted security amounts is less than $500, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(h)
The approximate fair value and percentage of net assets,
$9,429,000 and 11.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the
Notes to Consolidated Financial Statements.

(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$17,716,000 and the aggregate gross unrealized depreciation is approximately $3,144,000, resulting in net unrealized
appreciation of approximately $14,572,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
CVR	Contingent Value Rights.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
Euronext NV	Euronext Amsterdam Stock Market.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	738		$110	9/16/26	$1
Bank of America NA		$5	ILS	15	9/16/26	(— @)
Barclays Bank PLC	DKK	16		$2	9/16/26	— @
Barclays Bank PLC	NOK	7		$1	9/16/26	— @
Barclays Bank PLC	$	— @	CAD	— @	9/16/26	(— @)
Barclays Bank PLC		$53	CHF	42	9/16/26	(1)
Barclays Bank PLC		$2	ILS	7	9/16/26	(— @)
Barclays Bank PLC	$	— @	MXN	— @	9/17/26	(— @)
Barclays Bank PLC		$17	NOK	161	9/16/26	(1)
Barclays Bank PLC	$	— @	SGD	— @	9/16/26	(— @)
BNP Paribas SA	AUD	11		$8	9/16/26	— @
BNP Paribas SA	CHF	11		$15	9/16/26	— @
BNP Paribas SA	CNH	1,074		$160	9/16/26	1
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	COP	2,678		$1	9/16/26	$(— @)
BNP Paribas SA	DKK	65		$10	9/16/26	— @
BNP Paribas SA	GBP	49		$66	9/16/26	1
BNP Paribas SA	HKD	269		$34	9/16/26	— @
BNP Paribas SA	SGD	15		$12	9/16/26	— @
BNP Paribas SA	TWD	485		$15	9/16/26	(— @)
BNP Paribas SA		$259	CAD	360	9/16/26	(5)
BNP Paribas SA		$15	CLP	13,453	9/16/26	(— @)
BNP Paribas SA	$	— @	MXN	4	9/17/26	(— @)
BNP Paribas SA	ZAR	11		$1	9/16/26	— @
Citibank NA	GBP	18		$24	9/16/26	— @
Citibank NA		$8	CZK	168	9/16/26	(— @)
Citibank NA		$18	ILS	51	9/16/26	(— @)
Citibank NA		$20	PEN	67	9/16/26	(— @)
Goldman Sachs International	AUD	2		$2	9/16/26	— @
Goldman Sachs International	CHF	33		$42	9/16/26	1
Goldman Sachs International	DKK	6		$1	9/16/26	— @
Goldman Sachs International	GBP	31		$41	9/16/26	1
Goldman Sachs International	INR	78,439		$812	9/16/26	(12)
Goldman Sachs International	JPY	15,665		$99	9/16/26	2
Goldman Sachs International	MYR	38		$9	9/17/26	— @
Goldman Sachs International	MYR	374		$92	9/17/26	— @
Goldman Sachs International	THB	2,026		$62	9/16/26	1
Goldman Sachs International	THB	293		$9	9/16/26	— @
Goldman Sachs International	TRY	30,175		$506	1/25/27	(40)
Goldman Sachs International	TRY	28,393		$468	1/25/27	(47)
Goldman Sachs International		$16	BRL	84	9/16/26	— @
Goldman Sachs International		$197	CNH	1,328	9/16/26	(1)
Goldman Sachs International		$758	CNY	5,126	9/16/26	(2)
Goldman Sachs International		$14	IDR	259,533	9/16/26	— @
Goldman Sachs International		$35	PLN	128	9/16/26	(1)
Goldman Sachs International		$27	RON	122	9/16/26	(— @)
Goldman Sachs International		$36	SEK	339	9/16/26	(1)
Goldman Sachs International		$968	TRY	58,568	1/25/27	92
JPMorgan Chase Bank NA	AUD	957		$668	9/16/26	7
JPMorgan Chase Bank NA	AUD	72		$51	9/16/26	1
JPMorgan Chase Bank NA	CNH	216		$32	9/16/26	— @
JPMorgan Chase Bank NA	DKK	154		$24	9/16/26	— @
JPMorgan Chase Bank NA	DKK	26		$4	9/16/26	— @
JPMorgan Chase Bank NA	EUR	1,586		$1,842	9/16/26	25
JPMorgan Chase Bank NA	NZD	28		$16	9/16/26	— @
JPMorgan Chase Bank NA		$3	CAD	4	9/16/26	(— @)
JPMorgan Chase Bank NA		$658	EUR	565	9/16/26	(11)
JPMorgan Chase Bank NA		$21	ILS	60	9/16/26	(— @)
JPMorgan Chase Bank NA		$79	JPY	12,550	9/16/26	(1)
JPMorgan Chase Bank NA		$288	KRW	440,506	9/16/26	(3)
JPMorgan Chase Bank NA		$7	MXN	120	9/17/26	(— @)
JPMorgan Chase Bank NA		$6	NZD	10	9/16/26	(— @)
JPMorgan Chase Bank NA		$10	PLN	36	9/16/26	(— @)
JPMorgan Chase Bank NA		$2	SGD	2	9/16/26	(— @)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	ZAR	29		$2	9/16/26	$— @
Royal Bank of Canada		$73	SEK	685	9/16/26	(2)
UBS AG	IDR	130,179		$7	9/16/26	(— @)
UBS AG	JPY	3,827		$24	9/16/26	— @
UBS AG	KRW	166,616		$109	9/16/26	1
UBS AG	MXN	1,420		$81	9/17/26	1
UBS AG	NOK	22		$2	9/16/26	— @
UBS AG	$	— @	CAD	— @	9/16/26	(— @)
UBS AG		$1	HUF	419	9/16/26	(— @)
UBS AG	$	— @	MXN	2	9/17/26	(— @)
UBS AG		$8	MXN	138	9/17/26	(— @)
UBS AG		$1	TRY	62	9/16/26	— @
						$7

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	1	9/8/26	EUR	100	$127	$3
German Euro-Bund Index (Germany)	1	9/8/26		100	145	(— @)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	9/15/26	KRW	500,000	346	6
Montreal Exchange 2 yr. Canadian Bond Index (Canada)	3	9/18/26	CAD	300	223	— @
MSCI Emerging Market Index (United States)	4	9/18/26	$	— @	351	(2)
U.S. Treasury 2 yr. Note (United States)	17	9/30/26		3,400	3,504	(5)
U.S. Treasury 10 yr. Note (United States)	39	9/21/26		3,900	4,286	31
Ultra U.S. Treasury Bond (United States)	5	9/21/26		500	581	12
Short:
Eurex MSCI Japan Index (United States)	6	9/18/26		(— @)	(757)	10
Euro Stoxx 50 Index (Germany)	3	9/18/26	EUR	(— @)	(218)	(3)
French Government Bond Index (Germany)	1	9/8/26		(100)	(137)	(1)
FTSE 100 Index (United Kingdom)	1	9/18/26	GBP	(— @)	(140)	(— @)
German Euro-Bobl Index (Germany)	7	9/8/26	EUR	(700)	(923)	(4)
German Euro-Schatz Index (Germany)	2	9/8/26		(200)	(242)	(— @)
ICE mini MSCI ACWI Net Total Return Index (United States)	13	9/18/26		$(3)	(1,633)	18
IFSC NIFTY 50 Index (United States)	19	7/28/26		(— @)	(912)	8
MSCI Canada Index (United States)	6	9/18/26		(— @)	(1,127)	29
MSCI USA Index (United States)	4	9/18/26		(— @)	(1,403)	14
Nikkei 225 Index (Japan)	1	9/10/26	JPY	(1)	(219)	(10)
SFE 10 yr. Australian Bond Index (Australia)	2	9/15/26	AUD	(200)	(152)	(2)
SFE 3 yr. Australian Bond Index (Australia)	2	9/15/26		(200)	(145)	(1)
U.S. Treasury 5 yr. Note (United States)	1	9/30/26		$(100)	(107)	(— @)
U.S. Treasury 10 yr. Ultra Note (United States)	7	9/21/26		(700)	(787)	(4)
						$99
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at June 30, 2026:
Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank Ireland PLC	iBoxx USD Liquid Leveraged Loan Total Return Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		$864	$1	$—	$1
Barclays Bank PLC	EU Energy Index††	Pay	SOFR + 0.38%	Quarterly	12/15/26		831	46	—	46
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.22%	Quarterly	9/30/26		11,850	(94)	—	(94)
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.24%	Quarterly	9/30/26		3,227	(26)	—	(26)
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.26%	Quarterly	3/31/27		7,570	(66)	—	(66)
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.45%	Quarterly	10/1/26		2,236	43	—	43
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.53%	Quarterly	10/1/26		2,434	16	—	16
Barclays Bank PLC	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.15%	Quarterly	9/21/26		606	15	—	15
BNP Paribas SA	AI Hyperscalers Index††	Pay	SOFR + 0.68%	Quarterly	11/30/26		1,697	(12)	—	(12)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		1,846	(30)	—	(30)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		900	(15)	—	(15)
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		403	6	—	6
BNP Paribas SA	iBoxx EUR Liquid High Yield Index	Pay	3 Month EURIBOR + 2.04%	Quarterly	9/20/26	EUR	721	11	—	11
BNP Paribas SA	iBoxx USD Liquid Leveraged Loan Total Return Index	Pay	SOFR + 3.77%	Quarterly	9/20/26		$1,668	29	—	29
BNP Paribas SA	Japanese Bank Index	Pay	SOFR + 0.25%	Quarterly	7/30/26		806	54	—	54
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.31%	Quarterly	12/21/26		1,775	(15)	—	(15)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.40%	Quarterly	1/28/27		6,263	342	—	342
JPMorgan Chase Bank NA	AI Defense Index††	Pay	SOFR + 0.45%	Quarterly	12/21/26		955	(26)	—	(26)
JPMorgan Chase Bank NA	iBoxx USD Liquid High Yield Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		2,123	27	—	27
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.70%	Quarterly	10/1/26		827	34	—	34
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.83%	Quarterly	10/1/26		3,626	113	—	113
JPMorgan Chase Bank NA	MSCI Total Return Net Europe Index	Receive	SOFR + 0.00%	Quarterly	9/22/26		6,969	44	—	44
JPMorgan Chase Bank NA	MSCI World Net Total Return USD Index	Receive	SOFR + 0.00%	Quarterly	9/22/26		983	2	—	2
JPMorgan Chase Bank NA	S&P 1000 Total Return Index	Pay	SOFR + 0.60%	Quarterly	12/21/26		1,700	37	—	37

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Total Return Swap Agreements (cont’d):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	S&P Reduced Tech Index††	Receive	SOFR + 0.83%	Quarterly	12/21/26	$1,726	$(10)	$—	$(10)
JPMorgan Chase Bank NA	U.S. Policy Index††	Pay	SOFR + 0.38%	Quarterly	12/21/26	1,060	16	—	16
JPMorgan Chase Bank NA	U.S. Regional Banks Index	Pay	SOFR - 0.05%	Quarterly	12/21/26	581	27	—	27
UBS AG	EU Banks Index††	Pay	SOFR + 0.12%	Quarterly	12/22/26	893	(11)	—	(11)
UBS AG	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.30%	Quarterly	2/10/27	2,564	95	—	95
UBS AG	MSCI USA Index	Pay	SOFR + 0.78%	Quarterly	10/23/26	3,632	162	—	162
							$815	$—	$815

††	See tables below for details of the equity basket holdings underlying the swaps.
The following table represents the equity basket holdings underlying the total return swap with EU Energy Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
EU Energy Index
ABB Ltd. - Reg	7,024	$761	0.92%
Nexans SA	9,794	1,624	1.97
NKT A/S	10,816	1,612	1.96
Nordex SE	30,122	1,588	1.93
Prysmian SpA	7,312	1,219	1.48
Siemens Energy AG	7,713	1,460	1.77
Spie SA	13,856	797	0.97
Vestas Wind Systems A/S	54,865	1,547	1.88
The following table represents the equity basket holdings underlying the total return swap with AI Hyperscalers Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Hyperscalers Index
Advanced Micro Devices	67	$39	0.05%
Advantest Corp.	59	12	0.01
Alphabet, Inc. - Class A	388	139	0.17
Amazon.Com, Inc.	563	134	0.16
Applied Materials, Inc.	30	22	0.03
ASM International NV	10	11	0.01
Asml Holding NV	17	34	0.04
Broadcom, Inc.	212	80	0.10
Digital Realty Trust, Inc.	52	9	0.01
Disco Corp.	24	12	0.01
KLA Corp.	49	15	0.02
Lam Research Corp	45	20	0.02
Micron Technology, Inc.	39	45	0.05
Microsoft Corp.	365	136	0.17
NVIDIA Corp.	701	140	0.17
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Hyperscalers Index (cont'd)
SK Hynix, Inc.	25	$42	0.05%
Taiwan Semiconductor-SP ADR	197	94	0.11
Tokyo Electron Ltd.	30	14	0.02
The following table represents the equity basket holdings underlying the total return swap with BNP EU Utilities Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index
Acciona SA	36	$11	0.01%
BKW AG	31	5	0.01
Centrica PLC	6,855	16	0.02
E.ON SE	3,265	67	0.08
EDP Renewables SA	459	7	0.01
EDP SA	4,575	24	0.03
Elia Group SA	63	10	0.01
Endesa SA	463	21	0.03
Enel SpA	11,836	136	0.16
Engie SA	2,658	84	0.10
Fortum OYJ	653	15	0.02
Iberdrola SA	9,360	233	0.28
National Grid PLC	7,217	119	0.14
Naturgy Energy Group SA	353	11	0.01
Orsted A/S	769	17	0.02
Redeia Corp SA	588	10	0.01
RWE AG	919	59	0.07
Severn Trent PLC	395	15	0.02
Snam SpA	2,928	21	0.03
SSE PLC	1,755	57	0.07
Terna-Rete Elettrica Naziona	2,045	24	0.03
United Utilities Group PLC	990	17	0.02
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index (cont'd)
Veolia Environnement	917	$38	0.05%
Verbund AG	98	6	0.01
The following table represents the equity basket holdings underlying the total return swap with AI Defense Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index
Aerovironment, Inc.	1,799	$297	0.36%
Aevex Corp. - Class A	9,553	200	0.24
BAE Systems PLC	12,790	313	0.38
Bigbear.AI Holdings, Inc.	55,470	204	0.25
Blacksky Technology, Inc.	5,213	146	0.18
C3.AI, Inc. - Class A	21,899	199	0.24
CACI International, Inc. -Class A	608	282	0.34
Chemring Group PLC	47,838	325	0.39
Cohort PLC	17,444	284	0.35
Droneshield Ltd.	134,903	226	0.27
Elbit Systems Ltd.	421	319	0.39
Electro Optic Systems Holdings, Inc.	43,147	307	0.37
Hensoldt AG	3,244	251	0.30
Huntington Ingalls Industries, Inc.	844	236	0.29
IPG Photonics Corp.	1,986	233	0.28
Karman Holdings, Inc.	4,766	238	0.29
Kratos Defense & Security	5,303	264	0.32
L3Harris Technologies, Inc.	1,236	359	0.44
Leidos Holdings, Inc.	2,420	249	0.30
Leonardo DRS, Inc.	7,266	310	0.38
Leonardo SpA	5,078	272	0.33
Lockheed Martin Corp.	694	354	0.43
Mercury Systems, Inc.	3,014	369	0.45
Next Vision Stabilized Systems, Ltd.	3,238	261	0.32
Nlight, Inc.	3,321	231	0.28
Northrop Grumman Corp.	652	332	0.40
Ondas, Inc.	24,410	201	0.24
Palantir Technologies, Inc. - Class A	2,268	265	0.32
Parsons Corp.	4,776	250	0.30
Red Cat Holdings, Inc.	27,325	291	0.35
Rheinmetall AG	214	242	0.29
RTX Corp.	1,980	376	0.46
Saab AB - Series B	5,530	286	0.35
Science Applications International corp.	2,637	291	0.35
Teledyne Technologies, Inc.	498	332	0.40
Thales SA	1,207	310	0.38
TTM Technologies	1,154	216	0.26
The following table represents the equity basket top 50 holdings underlying the total return swap with S&P Reduced Tech Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
S&P Reduced Tech Index
Abbvie, Inc.	1,208	$304	0.37%
Security Description	Shares	Value (000)	Percentage of Net Assets
S&P Reduced Tech Index (cont'd)
Advanced Micro Devices	351	$204	0.25%
Alphabet, Inc. - Class A	1,253	448	0.54
Alphabet, Inc. - Class C	1,006	355	0.43
Amazon.Com, Inc.	2,213	528	0.64
American Express Co.	339	115	0.14
Amgen, Inc.	350	127	0.15
Apple, Inc.	3,355	971	1.18
Applied Materials, Inc.	164	119	0.14
Bank of America Corp.	4,277	244	0.30
Bank of America Corp.	1,165	583	0.71
Boeing Co.	548	119	0.14
Broadcom, Inc.	1,108	418	0.51
Caterpillar Inc	292	311	0.38
Chevron Corp.	1,095	181	0.22
Citigroup, Inc.	1,074	150	0.18
Coca-Cola Co.	2,418	196	0.24
Costco Wholesale Corp.	279	261	0.32
Eli Lilly & Co.	524	629	0.76
Exxonmobil Holdings Corp.	2,486	340	0.41
GE Vernova, Inc.	158	185	0.23
General Electric	727	272	0.33
Goldman Sachs Group, Inc.	189	192	0.23
Home Depot, Inc.	671	237	0.29
Intel Corp.	966	135	0.16
Johnson & Johnson	1,488	378	0.46
JPMorgan Chase & Co.	1,685	551	0.67
LAM Research Corp.	248	107	0.13
Linde PLC	286	149	0.18
Mastercard, Inc. - Class A	532	273	0.33
McDonald's Corp.	458	124	0.15
Merck & Co. Inc.	1,539	198	0.24
Meta Platforms, Inc. - Class A	512	288	0.35
Micron Technology, Inc.	214	247	0.30
Microsoft Corp.	1,724	643	0.78
Netflix, Inc.	2,829	202	0.25
NextEra Energy, Inc.	1,279	112	0.14
NVIDIA Corp.	5,433	1,087	1.32
Pepsico, Inc.	864	117	0.14
Procter & Gamble Co.	1,518	223	0.27
RTX Corp.	858	163	0.20
Tesla, Inc.	1,825	768	0.93
Thermo Fisher Scientific, Inc.	250	125	0.15
Union Pacific Corp.	400	109	0.13
Unitedhealth Group, Inc.	563	234	0.28
Verizon Communications, Inc.	2,675	113	0.14
Visa, Inc. - Class A Shares	1,096	376	0.46
Walmart, Inc.	2,762	313	0.38
Walt Disney Co.	1,125	108	0.13
Wells Fargo & Co.	2,050	169	0.21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
The following table represents the equity basket holdings underlying the total return swap with U.S. Policy Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index
Air Products & Chemicals, Inc.	1,449	$425	0.52%
ATS Corp.	3,792	109	0.13
Carrier Global Corp.	5,810	426	0.52
Caterpillar Inc	1,057	1,125	1.37
Circle Internet Group, Inc.	661	41	0.05
Cognex Corp	2,245	163	0.20
Coinbase Global, Inc. - Class A	353	52	0.06
Cummins, Inc.	819	584	0.71
Donaldson Co., Inc.	1,229	110	0.13
Dover Corp.	942	211	0.26
Eagle Materials, Inc.	446	100	0.12
Eaton Corp. PLC	1,331	567	0.69
Emcor Group, Inc.	279	231	0.28
Emerson Electric Co.	3,556	509	0.62
Fastenal Co.	7,019	337	0.41
Fortive Corp.	2,205	135	0.16
GE Vernova, Inc.	420	494	0.60
Honeywell Aerospace, Inc.	1,133	251	0.30
Honeywell International, Inc.	1,133	254	0.31
Hubbell, Inc.	351	184	0.22
Ingersoll-Rand, Inc.	2,430	199	0.24
Jacobs Solutions, Inc.	723	91	0.11
Johnson Controls International, Inc.	3,917	572	0.70
Kennametal, Inc.	4,871	171	0.21
Lincoln Electric Holdings, Inc.	420	111	0.14
Linde PLC	1,028	534	0.65
Martin Marietta Materials	377	217	0.26
Mirion Technologies, Inc.	4,791	86	0.10
Nvent Electric PLC	1,039	176	0.21
Parker Hannifin Corp.	654	640	0.78
Quanta Services, Inc.	854	615	0.75
Repligen Corp.	745	102	0.12
Rockwell Automation, Inc.	675	334	0.41
Sempra	3,618	335	0.41
Solstice Adv Materials, Inc.	575	51	0.06
Terex Corp.	2,039	148	0.18
Timken Co.	1,323	192	0.23
Trane Technologies PLC	1,173	576	0.70
United Rentals, Inc.	411	466	0.57
Vulcan Materials Co.	782	231	0.28
WW Grainger, Inc.	317	431	0.52
The following table represents the equity basket holdings underlying the total return swap with EU Banks Index as of June 30, 2026:
Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index
ABN AMRO Bank NV - CVA	4,166	$177	0.21%
AIB Group PLC	15,552	182	0.22
Alpha Bank SA	26,662	120	0.15
Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index (cont'd)
Banca Generali SpA	449	$33	0.04%
Banca Monte Dei Paschi Siena SpA	17,381	216	0.26
Banco Bilbao Vizcaya Argentaria SA	41,522	1,037	1.26
Banco BPM SpA	8,085	139	0.17
Banco Comercial Portugues - Class R	64,559	76	0.09
Banco De Sabadell SA	37,298	132	0.16
Banco Santander SA	110,095	1,519	1.84
Bank of Ireland Group PLC	6,672	133	0.16
Bankinter SA	4,786	80	0.10
Bawag Group AG	571	114	0.14
BNP Paribas	8,038	937	1.14
Bper Banca SpA	11,399	179	0.22
Caixabank SA	25,179	356	0.43
Commerzbank AG	5,065	215	0.26
Credit Agricole SA	8,254	166	0.20
Deutsche Bank AG - Registered	14,105	477	0.58
Erste Group Bank AG	2,299	307	0.37
Eurobank SA	43,487	207	0.25
Finecobank SpA	4,706	118	0.14
ING Groep NV	21,773	688	0.84
Intesa Sanpaolo	117,456	803	0.98
Kbc Ancora	289	27	0.03
Kbc Group NV	1,732	236	0.29
National Bank of Greece	14,715	253	0.31
Nordea Bank Abp	24,875	471	0.57
Piraeus Bank SA	18,765	195	0.24
Raiffeisen Bank International AG	969	62	0.08
Societe Generale SA	5,847	516	0.63
Unicaja Banco SA	8,313	30	0.04
Unicredit SpA	10,940	977	1.19

@	Value is less than $500.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
EUR	Euro
EURIBOR	Euro Interbank Offered Rate.
FTSE	Financial Times Stock Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
SFE	Sydney Futures Exchange.
SOFR	Secured Overnight Financing Rate.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
ZAR —	South African Rand

Portfolio Composition
Classification	Percentage of Total Investments
Common Stocks	49.6%
Sovereign	21.3
Short-Term Investment	8.0
U.S. Treasury Securities	7.2
Other*	7.2
Corporate Bonds	6.7
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**
Does not include open futures contracts with a value of approximately
$18,465,000 and net unrealized appreciation of approximately $99,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $7,000. Also does not include open swap agreements with net unrealized appreciation of approximately $815,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $61,748)	$75,409
Investment in Security of Affiliated Issuer, at Value (Cost $6,605)	6,605
Total Investments in Securities, at Value (Cost $68,353)	82,014
Foreign Currency, at Value (Cost $628)	606
Unrealized Appreciation on Swap Agreements	1,120
Receivable for Variation Margin on Futures Contracts	453
Interest Receivable	257
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	135
Due from Adviser	34
Tax Reclaim Receivable	29
Dividends Receivable	24
Receivable from Affiliate	19
Receivable for Fund Shares Sold	1
Other Assets	15
Total Assets	84,707
Liabilities:
Due to Broker	850
Payable for Investments Purchased	700
Unrealized Depreciation on Swap Agreements	305
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	128
Payable for Fund Shares Redeemed	86
Payable for Custodian Fees	86
Payable for Professional Fees	71
Payable to Bank	44
Payable for Servicing Fees	21
Payable for Administration Fees	5
Payable for Distribution Fees — Class II Shares	1
Deferred Capital Gain Country Tax	1
Other Liabilities	22
Total Liabilities	2,320
NET ASSETS	$82,387
Net Assets Consist of:
Paid-in-Capital	$58,163
Total Distributable Earnings	24,224
Net Assets	$82,387
CLASS I:
Net Assets	$69,075
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,197,211 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.15
CLASS II:
Net Assets	$13,312
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,208,167 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.02
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2026 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$698
Dividends from Securities of Unaffiliated Issuers (Net of $29 of Foreign Taxes Withheld)	380
Dividends from Security of Affiliated Issuer (Note H)	90
Total Investment Income	1,168
Expenses:
Advisory Fees (Note B)	302
Professional Fees	130
Custodian Fees (Note G)	107
Servicing Fees (Note D)	62
Pricing Fees	51
Administration Fees (Note C)	32
Distribution Fees — Class II Shares (Note E)	17
Shareholder Reporting Fees	8
Transfer Agency Fees (Note F)	8
Directors’ Fees and Expenses	2
Other Expenses	7
Total Expenses	726
Waiver of Advisory Fees (Note B)	(302)
Expenses Reimbursed by Adviser (Note B)	(46)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	364
Net Investment Income	804
Realized Gain (Loss):
Investment Sold (Net of $—@ of Capital Gain Country Tax)	907
Foreign Currency Forward Exchange Contracts	45
Foreign Currency Transactions	2
Futures Contracts	(674)
Swap Agreements	1,881
Net Realized Gain	2,161
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1)	1,539
Foreign Currency Forward Exchange Contracts	(36)
Foreign Currency Translation	(28)
Futures Contracts	155
Swap Agreements	720
Net Change in Unrealized Appreciation (Depreciation)	2,350
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,511
Net Increase in Net Assets Resulting from Operations	$5,315

@	Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$804	$1,417
Net Realized Gain	2,161	5,199
Net Change in Unrealized Appreciation (Depreciation)	2,350	6,425
Net Increase in Net Assets Resulting from Operations	5,315	13,041
Dividends and Distributions to Shareholders:
Class I	—	(2,341)
Class II	—	(503)
Total Dividends and Distributions to Shareholders	—	(2,844)
Capital Share Transactions:(1)
Class I:
Subscribed	1,653	3,713
Distributions Reinvested	—	2,341
Redeemed	(5,965)	(13,516)
Class II:
Subscribed	535	1,702
Distributions Reinvested	—	503
Redeemed	(2,141)	(3,982)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,918)	(9,239)
Total Increase (Decrease) in Net Assets	(603)	958
Net Assets:
Beginning of Period	82,990	82,032
End of Period	$82,387	$82,990
(1) Capital Share Transactions:
Class I:
Shares Subscribed	151	379
Shares Issued on Distributions Reinvested	—	240
Shares Redeemed	(559)	(1,389)
Net Decrease in Class I Shares Outstanding	(408)	(770)
Class II:
Shares Subscribed	50	173
Shares Issued on Distributions Reinvested	—	52
Shares Redeemed	(201)	(411)
Net Decrease in Class II Shares Outstanding	(151)	(186)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.44	$9.21	$8.57	$7.64	$11.30	$10.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11	0.17	0.21	0.17	0.14	0.10
Net Realized and Unrealized Gain (Loss)	0.60	1.41	0.43	0.89	(2.07)	0.81
Total from Investment Operations	0.71	1.58	0.64	1.06	(1.93)	0.91
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.13)	—	(0.21)
Net Realized Gain	—	(0.35)	—	—	(1.73)	(0.39)
Total Distributions	—	(0.35)	—	(0.13)	(1.73)	(0.60)
Net Asset Value, End of Period	$11.15	$10.44	$9.21	$8.57	$7.64	$11.30
Total Return(2)	6.70%(3)	17.40%	7.47%	14.07%(4)	(16.94)%	8.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,075	$68,953	$67,928	$68,557	$66,072	$88,704
Ratio of Expenses Before Expense Limitation	1.76%(5)	1.80%	1.79%	1.69%	1.77%	1.52%
Ratio of Expenses After Expense Limitation	0.89%(5)(6)	0.88%(6)	0.88%(6)	0.87%(6)(7)	0.88%(6)	0.90%(6)
Ratio of Net Investment Income	2.00%(5)(6)	1.75%(6)	2.30%(6)	2.06%(6)(7)	1.59%(6)	0.89%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.02%	0.02%	0.02%	0.02%	0.00%(8)
Portfolio Turnover Rate	29%(3)	95%	98%	102%	99%	111%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net
Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	2.05%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.32	$9.12	$8.49	$7.58	$11.23	$10.93
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.16	0.20	0.16	0.13	0.09
Net Realized and Unrealized Gain (Loss)	0.60	1.39	0.43	0.88	(2.05)	0.80
Total from Investment Operations	0.70	1.55	0.63	1.04	(1.92)	0.89
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.13)	—	(0.20)
Net Realized Gain	—	(0.35)	—	—	(1.73)	(0.39)
Total Distributions	—	(0.35)	—	(0.13)	(1.73)	(0.59)
Net Asset Value, End of Period	$11.02	$10.32	$9.12	$8.49	$7.58	$11.23
Total Return(2)	6.58%(3)	17.36%	7.42%	13.94%(4)	(17.07)%	8.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,312	$14,037	$14,104	$13,810	$13,548	$16,785
Ratio of Expenses Before Expense Limitation	2.01%(5)	2.05%	2.04%	1.94%	2.02%	1.77%
Ratio of Expenses After Expense Limitation	0.99%(5)(6)	0.98%(6)	0.98%(6)	0.97%(6)(7)	0.98%(6)	1.00%(6)
Ratio of Net Investment Income	1.90%(5)(6)	1.65%(6)	2.20%(6)	1.96%(6)(7)	1.49%(6)	0.79%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(5)	0.02%	0.02%	0.02%	0.02%	0.00%(8)
Portfolio Turnover Rate	29%(3)	95%	98%	102%	99%	111%

(1)	Per share amount is based on average shares outstanding.
(2)
Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)	Not annualized.
(4)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)	Annualized.
(6)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan
Stanley Affiliates.”

(7)
If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net
Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.98%	1.95%

(8)	Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements
Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying consolidated financial statements relates to the Global Strategist Portfolio. The Fund seeks total return and has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.
The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.
The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2026, the Subsidiary represented approximately $2,037,000 or approximately 2.47% of the total net assets of the Fund.
Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.
1.
Security Valuation:  (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.
Fair Value Measurement:  Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
● Level 1 – unadjusted quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,847	$—	$2,847
Asset-Backed Securities	—	740	—	740
Commercial Mortgage-Backed Securities	—	519	—	519
Corporate Bonds	—	5,529	—	5,529
Mortgages - Other	—	1,106	—	1,106
Sovereign	—	17,438	—	17,438
Supranational	—	623	—	623
U.S. Treasury Securities	—	5,934	—	5,934
Total Fixed Income Securities	—	34,736	—	34,736
Common Stocks
Aerospace & Defense	677	365	—	1,042
Air Freight & Logistics	83	54	—	137
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Automobile Components	$14	$18	$—	$32
Automobiles	563	75	—	638
Banks	1,399	2,303	—	3,702
Beverages	287	106	—	393
Biotechnology	504	66	—	570
Broadline Retail	1,099	79	—	1,178
Building Products	135	65	—	200
Capital Markets	772	334	—	1,106
Chemicals	290	170	—	460
Commercial Services & Supplies	146	23	—	169
Communications Equipment	475	52	—	527
Construction & Engineering	105	85	—	190
Construction Materials	73	38	—	111
Consumer Finance	154	—	—	154
Consumer Staples Distribution & Retail	521	91	—	612
Containers & Packaging	55	—	—	55
Distributors	7	2	—	9
Diversified Consumer Services	—	5	—	5
Diversified REITs	7	15	—	22
Diversified Telecommunication Services	277	154	—	431
Electric Utilities	406	218	—	624
Electrical Equipment	376	309	—	685
Electronic Equipment, Instruments & Components	346	19	—	365
Energy Equipment & Services	64	5	—†	69†
Entertainment	341	14	—	355
Financial Services	881	100	—	981
Food Products	105	195	—	300
Gas Utilities	18	24	—	42
Ground Transportation	310	5	—	315
Health Care Equipment & Supplies	368	100	—	468
Health Care Providers & Services	1,783	24	—	1,807
Health Care REITs	90	—	—	90
Health Care Technology	12	4	—	16

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Hotels, Restaurants & Leisure	$464	$131	$—	$595
Household Durables	61	3	—	64
Household Products	207	42	—	249
Independent Power & Renewable Electricity Producers	24	31	—	55
Industrial Conglomerates	66	161	—	227
Industrial REITs	53	35	—	88
Information Technology Services	512	9	—	521
Insurance	570	509	—	1,079
Interactive Media & Services	2,119	13	—	2,132
Investment Company	—	—	—†	—†
Life Sciences Tools & Services	210	39	—	249
Machinery	533	219	—	752
Marine Transportation	—	19	—	19
Media	37	19	—	56
Metals & Mining	309	362	—†	671†
Mortgage Real Estate Investment	6	—	—	6
Multi-Utilities	161	118	—	279
Office REITs	—	2	—	2
Oil, Gas & Consumable Fuels	1,025	357	—	1,382
Paper & Forest Products	—	14	—	14
Passenger Airlines	11	29	—	40
Personal Care Products	24	128	—	152
Pharmaceuticals	924	773	—	1,697
Professional Services	108	86	—	194
Real Estate Management & Development	27	59	—	86
Residential REITs	56	—	—	56
Retail REITs	68	30	—	98
Semiconductors & Semiconductor Equipment	5,360	555	—	5,915
Software	2,415	108	—	2,523
Specialized REITs	204	—	—	204
Specialty Retail	423	48	—	471
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Tech Hardware, Storage & Peripherals	$2,130	$7	$—	$2,137
Textiles, Apparel & Luxury Goods	49	205	—	254
Tobacco	168	89	—	257
Trading Companies & Distributors	124	44	—	168
Transportation Infrastructure	—	36	—	36
Water Utilities	11	12	—	23
Wireless Telecommunication Services	42	20	—	62
Total Common Stocks	31,244	9,429	—†	40,673†
Rights	—	—	—@	—@
Warrants	—	—	—†	—†
Short-Term Investment
Investment Company	6,605	—	—	6,605
Foreign Currency Forward Exchange Contracts	—	135	—	135
Futures Contracts	131	—	—	131
Total Return Swap Agreements	—	1,120	—	1,120
Total Assets	37,980	45,420	—†	83,400†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(128)	—	(128)
Futures Contracts	(32)	—	—	(32)
Total Return Swap Agreements	—	(305)	—	(305)
Total Liabilities	(32)	(433)	—	(465)
Total	$37,948	$44,987	$—†	$82,935†

†	Includes one or more securities valued at zero.
@	Value is less than $500.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
3.
Foreign Currency Translation and Foreign
Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of for eign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Consolidated Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.
4.
Derivatives:  The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Options:  With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses.  When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns. As of June 30, 2026, the Fund did not have any open option contracts.
Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agree ment between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.
The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.
When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) Broker” in the Consolidated Statement of Assets and Liabilities.
Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Consolidated Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2026:
	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$135
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	79(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	52(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,120
Total			$1,386

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(128)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(15) (a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(17) (a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(305)
Total			$(465)

(a)
This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The
Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$45
Commodity Risk	Future Contracts	(15)
Equity Risk	Future Contracts	(572)
Interest Rate Risk	Future Contracts	(87)
Equity Risk	Swap Agreements	2,025
Interest Rate Risk	Swap Agreements	(144)
Total		$1,252

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(36)
Equity Risk	Future Contracts	122
Interest Rate Risk	Future Contracts	33
Equity Risk	Swap Agreements	720
Total		$839
At June 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets (000)(b)	Liabilities (000)(b)
Foreign Currency Forward Exchange Contracts	$135	$(128)
Swap Agreements	1,120	(305)
Total	$1,255	$(433)

(a)	Excludes exchange-traded derivatives.
(b)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.
The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1	$(—@)	$—	$1
Barclays Bank Ireland PLC	1	—	—	1
Barclays Bank PLC	120	(120)	—	0
BNP Paribas SA	102	(74)	—	28
Citibank NA	—@	(—@)	—	0
Goldman Sachs International	439	(97)	(342)	0
JPMorgan Chase Bank NA	333	(51)	(282)	0
UBS AG	259	(11)	(248)	0
Total	$1,255	$(353)	$(872)	$30

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—@	$(—@)	$—	$0
Barclays Bank PLC	188	(120)		68
BNP Paribas SA	77	(74)	—	3
Citibank NA	—@	(—@)	—	0
Goldman Sachs International	104	(97)	—	7
JPMorgan Chase Bank NA	51	(51)	—	0
Royal Bank of Canada	2	—	—	2
UBS AG	11	(11)	—	0
Total	$433	$(353)	$—	$80

@	Value is less than $500.
(a)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
For the six months ended June 30, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$18,909,000
Futures Contracts:
Average monthly notional value	$24,187,000
Swap Agreements:
Average monthly notional amount	$27,702,000
5.
When-Issued/Delayed Delivery Securities:  The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.
6.
Indemnifications:  The Company enters into contracts that contain a variety of indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
7.
Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.
8.
Dividends and Distributions to Shareholders:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
9.
Segment Reporting:  The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. The Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Consolidated Financial Statements.
B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
on the daily net assets as follows:
First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%
For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund’s average daily net assets.
The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, approximately $302,000 of advisory fees were waived and approximately $46,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of June 30, 2026, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.
The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's averagedaily daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.16% of the average daily value of shares of the Fund held in an insurance company’s account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.
E. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is  appropriate. For the six months ended June 30, 2026, this waiver amounted to approximately $10,000.
F. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in “Transfer Agency Fees” in the Consolidated Statement of Operations, amounted to less than $500.
G. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
H. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $11,309,000 and $15,258,000, respectively. For the six months ended June 30, 2026, purchases and sales of long-term U.S. Government securities were approximately $10,762,000 and $12,235,000, respectively..
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$4,691	$18,676	$16,762	$90

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Liquidity Fund	$—	$—	$6,605
The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the six months ended June 30, 2026, the Fund did not engage in any cross-trade transactions.
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
I. Federal Income Taxes: It is the Fund’s intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Consolidated Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not”of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:		2024 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,017	$827	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains
(losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassification among the components of net assets at December 31, 2025:
Total Distributable Earnings (000)	Paid-in Capital (000)
$180	$(180)

At December 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,380	$2,105
J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
K. Other: At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.1%.
L. Market and Geopolitical Risk: The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average, and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

(This page has been left blank intentionally.)

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective
Prospectus. Read the Prospectus carefully before investing.
MGTPX-NCSR 6.30.26

Morgan Stanley Variable Insurance Fund, Inc.
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (unaudited)

Growth Portfolio
The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments
Growth Portfolio

	Shares	Value (000)
Common Stocks (92.9%)
Automobiles (9.2%)
Tesla, Inc. (a)	124,693	$52,446
Biotechnology (5.2%)
Roivant Sciences Ltd. (a)	839,398	29,706
Broadline Retail (1.0%)
MercadoLibre, Inc. (a)	3,422	5,808
Diversified Telecommunication Services (4.8%)
Space Exploration Technologies Corp., Class A (a)	160,423	27,410
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (4.0%)
ROBLOX Corp., Class A (a)	421,538	22,923
Financial Services (9.0%)
Affirm Holdings, Inc. (a)	486,386	39,665
Federal National Mortgage Association (a)	1,749,621	11,390
		51,055
Health Care Equipment & Supplies (3.3%)
Medline, Inc., Class A (a)	475,366	18,748
Hotels, Restaurants & Leisure (4.7%)
DoorDash, Inc., Class A (a)	145,699	26,886
Information Technology Services (18.0%)
Cloudflare, Inc., Class A (a)	312,279	76,595
Shopify, Inc., Class A (Canada) (a)	225,413	25,738
		102,333
Pharmaceuticals (7.7%)
Royalty Pharma PLC, Class A	778,990	43,678
Real Estate Management & Development (0.6%)
Opendoor Technologies, Inc. (a)	746,311	3,448
Software (16.3%)
AppLovin Corp., Class A (a)	68,862	35,480
Aurora Innovation, Inc. (a)	4,089,334	27,889
BitMine Immersion Technologies, Inc.	236,083	3,142
Circle Internet Group, Inc. (a)	95,111	5,957
Palantir Technologies, Inc., Class A (a)	63,596	7,420
Strategy, Inc., Class A (a)	150,844	13,113
		93,001
Tech Hardware, Storage & Peripherals (4.5%)
IonQ, Inc. (a)	481,373	25,638
	Shares	Value (000)
Trading Companies & Distributors (4.6%)
QXO, Inc. (a)	1,512,414	$26,134
Total Common Stocks (Cost $356,460)		529,214
Preferred Stocks (4.9%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $844; acquired 3/17/23)	41,940	2,139
Software (4.5%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $7,634; acquired 8/31/21)	103,889	19,484
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	5,722
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	272
		25,478
Total Preferred Stocks (Cost $12,338)		27,617
Investment Company (1.6%)
iShares Bitcoin Trust ETF (a) (Cost $10,616)	274,353	9,133
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note H) (Cost $5,990)	5,989,608	5,990
Total Investments Excluding Purchased Options (100.4%) (Cost $385,404)		571,954
Total Purchased Options Outstanding (0.1%) ‡ (Cost $2,588)		577
Total Investments (100.5%) (Cost $387,992) (d)		572,531
Liabilities in Excess of Other Assets (–0.5%)		(2,875)
Net Assets (100.0%)		$569,656

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The
Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at
June 30, 2026 amounts to approximately $27,617,000 and
represents 4.8% of net assets.

(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
2
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Growth Portfolio
(d)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately
$233,662,000 and the aggregate gross unrealized depreciation is approximately $49,123,000, resulting in net unrealized
appreciation of approximately $184,539,000.

ETF	Exchange Traded Fund.

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	269,691,051	$269,691	$508	$572	$(64)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	214,380,841	214,381	54	563	(509)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	229,095,347	229,095	15	649	(634)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	245,535,661	245,536	— @	804	(804)
							$577	$2,588	$(2,011)

@	Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	30.1%
Software	20.7
Information Technology Services	17.9
Financial Services	9.3
Automobiles	9.2
Pharmaceuticals	7.6
Biotechnology	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $382,002)	$566,541
Investment in Security of Affiliated Issuer, at Value (Cost $5,990)	5,990
Total Investments in Securities, at Value (Cost $387,992)	572,531
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	120
Receivable from Affiliate	32
Other Assets	36
Total Assets	572,720
Liabilities:
Payable for Investments Purchased	1,667
Payable for Fund Shares Redeemed	571
Payable for Advisory Fees	373
Payable for Servicing Fees	177
Due to Broker	80
Payable for Professional Fees	51
Payable for Distribution Fees — Class II Shares	40
Payable for Administration Fees	36
Payable for Custodian Fees	17
Payable for Directors' Fees and Expenses	10
Payable for Transfer Agency Fees	— @
Other Liabilities	42
Total Liabilities	3,064
NET ASSETS	$569,656
Net Assets Consist of:
Paid-in-Capital	$324,079
Total Distributable Earnings	245,577
Net Assets	$569,656
CLASS I:
Net Assets	$368,971
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,338,398 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$25.73
CLASS II:
Net Assets	$200,685
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,343,371 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.40

@	Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2026 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$388
Dividends from Security of Affiliated Issuer (Note H)	261
Income from Securities Loaned — Net	2
Total Investment Income	651
Expenses:
Advisory Fees (Note B)	1,388
Servicing Fees (Note D)	383
Distribution Fees — Class II Shares (Note E)	242
Administration Fees (Note C)	222
Professional Fees	117
Custodian Fees (Note G)	16
Shareholder Reporting Fees	12
Transfer Agency Fees (Note F)	11
Directors’ Fees and Expenses	8
Pricing Fees	1
Other Expenses	20
Total Expenses	2,420
Waiver of Advisory Fees (Note B)	(596)
Rebate from Morgan Stanley Affiliate (Note H)	(14)
Net Expenses	1,810
Net Investment Loss	(1,159)
Realized Gain:
Investments Sold	17,488
Net Realized Gain	17,488
Change in Unrealized Appreciation (Depreciation):
Investments	(37,798)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(37,798)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(20,310)
Net Decrease in Net Assets Resulting from Operations	$(21,469)

@	Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2026 (unaudited) (000)	Year Ended December 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,159)	$(3,061)
Net Realized Gain	17,488	96,192
Net Change in Unrealized Appreciation (Depreciation)	(37,798)	56,987
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,469)	150,118
Capital Share Transactions:(1)
Class I:
Subscribed	6,994	13,291
Redeemed	(39,697)	(100,467)
Class II:
Subscribed	10,444	62,907
Redeemed	(18,856)	(211,432)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(41,115)	(235,701)
Total Decrease in Net Assets	(62,584)	(85,583)
Net Assets:
Beginning of Period	632,240	717,823
End of Period	$569,656	$632,240
(1) Capital Share Transactions:
Class I:
Shares Subscribed	290	537
Shares Redeemed	(1,615)	(4,145)
Net Decrease in Class I Shares Outstanding	(1,325)	(3,608)
Class II:
Shares Subscribed	577	3,389
Shares Redeemed	(1,018)	(11,125)
Net Decrease in Class II Shares Outstanding	(441)	(7,736)
The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Growth Portfolio

	Class I
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.56	$21.58	$13.35	$8.98	$53.72	$70.24
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)	(0.07)	(0.24)	(0.03)	(0.07)	(0.35)
Net Realized and Unrealized Gain (Loss)	(0.79)	5.05	8.47	4.40	(30.00)	2.53
Total from Investment Operations	(0.83)	4.98	8.23	4.37	(30.07)	2.18
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(14.67)	(18.70)
Net Asset Value, End of Period	$25.73	$26.56 (2)	$21.58 (2)	$13.35	$8.98	$53.72
Total Return(3)	(3.09)%(4)	23.08%(2)	61.65%(2)(5)	48.66%(6)(7)	(60.07)%(6)	0.10%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$368,971	$416,013	$415,789	$296,798	$220,167	$645,473
Ratio of Expenses Before Expense Limitation	0.78%(8)	0.77%	2.18%	0.78%	0.78%	0.74%
Ratio of Expenses After Expense Limitation	0.56%(8)(9)	0.56%(9)	1.97%(9)(10)	0.56%(9)	0.57%(9)	0.57%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.56%(9)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.33)%(8)(9)	(0.27)%(9)	(1.63)%(9)(10)	(0.28)%(9)	(0.39)%(9)	(0.52)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(8)	0.01%	0.01%	0.01%	0.00%(11)	0.00%(11)
Portfolio Turnover Rate	17%(4)	60%	44%	33%	41%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(3)
Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)	Not annualized.
(5)
Performance was positively impacted by approximately 15.06% for Class I shares due to a payment from a class action settlement involving the Fund’s past holdings. Had this payment not occurred, the total return for Class I shares would have been 46.59%.

(6)	Calculated based on the net asset value as of the last business day of the period.
(7)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(8)	Annualized.
(9)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(10)	If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.56%	(0.22)%

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026
Consolidated Financial Highlights
Growth Portfolio

	Class II
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
Selected Per Share Data and Ratios		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.05	$16.31	$10.13	$6.83	$48.42	$65.09
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)	(0.10)	(0.21)	(0.04)	(0.09)	(0.46)
Net Realized and Unrealized Gain (Loss)	(0.60)	3.84	6.39	3.34	(26.83)	2.49
Total from Investment Operations	(0.65)	3.74	6.18	3.30	(26.92)	2.03
Distributions from and/or in Excess of:
Net Realized Gain	—	—	—	—	(14.67)	(18.70)
Net Asset Value, End of Period	$19.40	$20.05 (2)	$16.31 (2)	$10.13	$6.83	$48.42
Total Return(3)	(3.24)%(4)	22.93%(2)	61.01%(2)(5)	48.32%(6)(7)	(60.16)%(6)	(0.15)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$200,685	$216,227	$302,034	$217,957	$154,448	$359,607
Ratio of Expenses Before Expense Limitation	1.04%(8)	1.02%	2.40%	1.03%	1.03%	0.99%
Ratio of Expenses After Expense Limitation	0.81%(8)(9)	0.81%(9)	2.19%(9)(10)	0.81%(9)	0.82%(9)	0.82%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.81%(9)	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss	(0.58)%(8)(9)	(0.52)%(9)	(1.85)%(9)(10)	(0.53)%(9)	(0.64)%(9)	(0.77)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%(8)	0.01%	0.01%	0.01%	0.00%(11)	0.00%(11)
Portfolio Turnover Rate	17%(4)	60%	44%	33%	41%	59%

(1)	Per share amount is based on average shares outstanding.
(2)	The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.
(3)
Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)	Not annualized.
(5)
Performance was positively impacted by approximately 14.81% for Class II shares due to a payment from a class action settlement involving the Fund’s past holdings. Had this payment not occurred, the total return for Class II shares would have been 46.20%.

(6)	Calculated based on the net asset value as of the last business day of the period.
(7)
Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(8)	Annualized.
(9)
The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

(10)	If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.81%	(0.47)%

(11)	Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements
Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a “Fund,” collectively as the “Funds”).
The Company applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.
The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.
The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.
The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin (“bitcoinETFs”). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transac tions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2026, the Subsidiary represented approximately $9,133,000 or approximately 1.60% of the net assets of the Fund.
Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.
1.
Security Valuation:  (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from
9

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.
Fair Value Measurement:  Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
● Level 1 – unadjusted quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs including
10

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$52,446	$—	$—	$52,446
Biotechnology	29,706	—	—	29,706
Broadline Retail	5,808	—	—	5,808
Diversified Telecommunication Services	27,410	—	—	27,410
Electronic Equipment, Instruments & Components	—	—	—†	—†
Entertainment	22,923	—	—	22,923
Financial Services	51,055	—	—	51,055
Health Care Equipment & Supplies	18,748	—	—	18,748
Hotels, Restaurants & Leisure	26,886	—	—	26,886
Information Technology Services	102,333	—	—	102,333
Pharmaceuticals	43,678	—	—	43,678
Real Estate Management & Development	3,448	—	—	3,448
Software	93,001	—	—	93,001
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont’d)
Tech Hardware, Storage & Peripherals	$25,638	$—	$—	$25,638
Trading Companies & Distributors	26,134	—	—	26,134
Total Common Stocks	529,214	—	—†	529,214†
Preferred Stocks
Financial Services	—	—	2,139	2,139
Software	—	—	25,478	25,478
Total Preferred Stocks	—	—	27,617	27,617
Investment Company	9,133	—	—	9,133
Call Options Purchased	—	577	—	577
Short-Term Investment
Investment Company	5,990	—	—	5,990
Total Assets	$544,337	$577	$27,617†	$572,531†

†	Includes a security valued at zero.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$—†	$28,701
Purchases	—	—
Sales	—	(2,424)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	(192)
Realized gains (losses)	—	1,532
Ending Balance	$—†	$27,617
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$—	$(192)

†	Includes a security valued at zero.
11

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$27,617	Market Transaction Method	Precedent Transaction	$1.93 - $190.00/ $178.30	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0% - 20.0%/13.3%	Decrease
			Perpetual Growth Rate	3.0% - 4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.1x - 33.6x/17.6x	Increase
			Discount for Lack of Marketability	16.0% - 18.0%/17.8%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.
Foreign Currency Translation and Foreign
Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an addi
12

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
tional class of shares (identified as “Foreign” in the Consolidated Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.
4.
Derivatives:  The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Options:  With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses.  When options are
13

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2026:
	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$577(a)

(a)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,968)(a)

(a)	Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$888(a)

(a)	Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.
At June 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)(a)	Liabilities (000)
Purchased Options	$577(b)	$—

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
(b)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.
14

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)(b)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$54	$—	$(54)	$0
Standard Chartered Bank	523	—	(80)	443
Total	$577	$—	$(134)	$443

(a)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.
For the six months ended June 30, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
Purchased Options:
Average monthly notional amount	$896,429,000
5.
Restricted Securities:  The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.
6.
Indemnifications:  The Company enters into contracts that contain a variety of indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
7.
Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
8.
Dividends and Distributions to Shareholders:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
9.
Segment Reporting:  The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. The Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Consolidated Financial Statements.
B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the
15

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
daily net assets as follows:
First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%
For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.30% of the Fund’s average daily net assets.
The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, approximately $596,000 of advisory fees were waived pursuant to this arrangement.
The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.
The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.
C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.16% of the average daily value of shares of the Fund held in an insurance company’s account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.
E. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares.
F. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in “Transfer Agency Fees” in the Consolidated Statement of Operations, amounted to less than $500.
G. Custodian Fees: State Street (the “Custodian”) also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
H. Security Transactions and Transactions with
Affiliates: For the six months ended June 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $92,811,000 and $124,946,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2026.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the
16

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$16,790	$82,680	$93,480	$261

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2026 (000)
Liquidity Fund	$—	$—	$5,990
During the six months ended June 30, 2026, the Fund incurred the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.
The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the six months ended June 30, 2026, the Fund did not engage in any cross-trade transactions.
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
I. Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Consolidated Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not”of being sustained by the applicable tax authority. Tax
17

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2025 and 2024
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2025:
Total Distributable Earnings (000)	Paid-in Capital (000)
$2,523	$(2,523)

At December 31, 2025, the components of distributable earnings for the fund on a tax basis were as follows:
Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$66,175
During the year ended December 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $33,382,000.
J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
K. Market and Geopolitical Risk and Risks
Relating to Certain Financial Instruments: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supranational or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund’s indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF’s investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.
The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and
18

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Notes to Consolidated Financial Statements (cont'd)
global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
L. Other: At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.7%.
19

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one- and three-year periods and below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
20

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
Investment Advisory Agreement Approval (cont'd)
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
21

Morgan Stanley Variable Insurance Fund, Inc.
June 30, 2026 (unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective
Prospectus. Read the Prospectus carefully before investing.
MEGTX-NCSR 6.30.2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026